UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04417

(Investment Company Act file number)

Shelton Funds

(Exact name of registrant as specified in charter)

1401 Lawrence Street, Ste. 1550, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

Shelton Funds

1401 Lawrence Street, Ste. 1550

Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant’s telephone number, including area code)

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025 - February 28, 2026

Item 1. Reports to Stockholders.

Green California Tax-Free Income Fund Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Green California Tax-Free Income Fund Investor Class Shares ticker: CFNTX

This semi-annual shareholder report contains important information about the Green California Tax-Free Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax Free Income Fund, Investor Class	$44	0.87%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
California Educational Facilities Authority	7.0%
San Jose Financing Authority	4.8%
San Diego Public Facilities Financing Authority	4.8%
Regents of the University of California Medical Center Pooled Revenue	4.7%
City of Los Angeles CA Wastewater System Revenue	4.6%
San Mateo Foster City Public Financing Authority	4.6%
San Francisco Bay Area Rapid Transit District	4.1%
San Diego Unified School District	3.8%
California Infrastructure & Economic Development Bank	3.7%
City of Los Angeles Department of Airports	3.3%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$33,302,545
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	31%

U.S. Government Securities Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 U.S. Government Securities Fund Investor Class Shares ticker: CAUSX

This semi-annual shareholder report contains important information about the U.S. Government Securities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$39	0.77%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

US Treasury Bonds
97.4%
GNMA
1.7%
US Treasury Bills
0.9%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	13.1%
United States Treasury Note/Bond, 11/15/2041	13.0%
United States Treasury Note/Bond, 04/30/2032	11.0%
United States Treasury Note/Bond, 11/15/2054	11.0%
United States Treasury Note/Bond, 03/31/2027	8.3%
United States Treasury Note/Bond, 08/15/2033	7.7%
United States Treasury Note/Bond, 10/31/2030	7.6%
United States Treasury Note/Bond, 08/15/2034	7.2%
United States Treasury Note/Bond, 08/15/2045	5.6%
United States Treasury Note/Bond, 05/15/2041	4.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$11,014,611
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%

U.S. Government Securities Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 U.S. Government Securities Fund K Class Shares ticker: CAUKX

This semi-annual shareholder report contains important information about the U.S. Government Securities Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund	$63	1.25%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 09/30/2029	13.1%
United States Treasury Note/Bond, 11/15/2041	13.0%
United States Treasury Note/Bond, 04/30/2032	11.0%
United States Treasury Note/Bond, 11/15/2054	11.0%
United States Treasury Note/Bond, 03/31/2027	8.3%
United States Treasury Note/Bond, 08/15/2033	7.7%
United States Treasury Note/Bond, 10/31/2030	7.6%
United States Treasury Note/Bond, 08/15/2034	7.2%
United States Treasury Note/Bond, 08/15/2045	5.6%
United States Treasury Note/Bond, 05/15/2041	4.8%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$156,259
Total Number of Portfolio Holdings	19
Portfolio Turnover Rate	18%

The United States Treasury Trust Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 The United States Treasury Trust Investor Class Shares ticker: UTSXX

This semi-annual shareholder report contains important information about The United States Treasury Trust for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$46	0.91%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 03/05/2026	14.2%
United States Treasury Bill, 04/23/2026	13.2%
United States Treasury Bill, 05/07/2026	10.4%
United States Treasury Bill, 04/02/2026	9.5%
United States Treasury Bill, 04/09/2026	9.5%
United States Treasury Bill, 05/21/2026	8.9%
United States Treasury Bill, 06/18/2026	8.1%
United States Treasury Bill, 03/24/2026	7.6%
United States Treasury Bill, 06/11/2026	7.5%
United States Treasury Bill, 03/19/2026	5.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$26,258,826
Total Number of Portfolio Holdings	11

S&P 500 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 S&P 500 Index Fund Investor Class Shares ticker: SPFIX

This semi-annual shareholder report contains important information about the S&P 500 Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund	$22	0.44%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Technology
29.9%
Communications
16.1%
Consumer, Non-cyclical
14.5%
Financial
13.4%
Industrial
8.6%
Consumer, Cyclical
8.3%
Energy
3.5%
Utilities
2.5%
US Treasury Bills
1.6%
Basic Materials
1.6%

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.2%
Apple Inc	6.5%
Microsoft Corp	4.9%
Amazon.com Inc	3.4%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.5%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	2.4%
Tesla Inc	1.9%
United States Treasury Bill	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$315,120,861
Total Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

S&P 500 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 S&P 500 Index Fund K Class Shares ticker: SPXKX

This semi-annual shareholder report contains important information about the S&P 500 Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund	$47	0.93%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.2%
Apple Inc	6.5%
Microsoft Corp	4.9%
Amazon.com Inc	3.4%
Alphabet Inc - Class A	3.0%
Broadcom Inc	2.5%
Alphabet Inc - Class C	2.4%
Meta Platforms Inc	2.4%
Tesla Inc	1.9%
United States Treasury Bill	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$1,921,518
Total Number of Portfolio Holdings	504
Portfolio Turnover Rate	2%

S&P MidCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 S&P MidCap Index Fund Investor Class Shares ticker: SPMIX

This semi-annual shareholder report contains important information about the S&P MidCap Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund	$34	0.67%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Industrial
27.2%
Financial
20.4%
Consumer, Non-cyclical
14.4%
Consumer, Cyclical
13.4%
Technology
10.0%
Energy
4.9%
Basic Materials
4.4%
Utilities
3.2%
Communications
1.7%
US Treasury Bills
0.4%

Top Ten Holdings	Percentage of Total Investments
Lumentum Holdings Inc	1.4%
Coherent Corp	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp	0.7%
Casey's General Stores Inc	0.7%
XPO Inc	0.7%
Woodward Inc	0.7%
Flex Ltd	0.7%
ATI Inc	0.6%
United Therapeutics Corp	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$113,223,728
Total Number of Portfolio Holdings	400
Portfolio Turnover Rate	10%

S&P MidCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 S&P MidCap Index Fund K Class Shares ticker: MIDKX

This semi-annual shareholder report contains important information about the S&P MidCap Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund	$59	1.17%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Lumentum Holdings Inc	1.4%
Coherent Corp	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp	0.7%
Casey's General Stores Inc	0.7%
XPO Inc	0.7%
Woodward Inc	0.7%
Flex Ltd	0.7%
ATI Inc	0.6%
United Therapeutics Corp	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$467,487
Total Number of Portfolio Holdings	400
Portfolio Turnover Rate	10%

Shelton Equity Income Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Shelton Equity Income Fund Investor Class Shares ticker: EQTIX

This semi-annual shareholder report contains important information about the Shelton Equity Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund	$30	0.60%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Technology
22.2%
Communications
16.9%
Financial
12.1%
Consumer, Non-cyclical
12.0%
US Treasury Bills
9.2%
Consumer, Cyclical
9.1%
Industrial
7.1%
Funds
4.0%
Energy
2.7%
Utilities
2.5%
Basic Materials
2.2%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.2%
Shelton Equity Premium Income ETF	4.0%
NVIDIA Corp	3.2%
Alphabet Inc - Class A	2.6%
Meta Platforms Inc	2.4%
Broadcom Inc	2.2%
Microsoft Corp	2.1%
Arista Networks Inc	1.9%
The Walt Disney Co	1.8%
Apple Inc	1.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$1,061,724,967
Total Number of Portfolio Holdings	266
Portfolio Turnover Rate	57%

Shelton Equity Income Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Shelton Equity Income Fund K Class Shares ticker: EQTKX

This semi-annual shareholder report contains important information about the Shelton Equity Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund	$56	1.11%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	9.2%
Shelton Equity Premium Income ETF	4.0%
NVIDIA Corp	3.2%
Alphabet Inc - Class A	2.6%
Meta Platforms Inc	2.4%
Broadcom Inc	2.2%
Microsoft Corp	2.1%
Arista Networks Inc	1.9%
The Walt Disney Co	1.8%
Apple Inc	1.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$109,036
Total Number of Portfolio Holdings	266
Portfolio Turnover Rate	57%

S&P SmallCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 S&P SmallCap Index Fund Investor Class Shares ticker: SMCIX

This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund	$47	0.93%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Financial
24.2%
Industrial
17.6%
Consumer, Non-cyclical
16.6%
Consumer, Cyclical
14.9%
Technology
7.7%
Energy
6.0%
Communications
5.1%
Basic Materials
4.7%
Utilities
2.3%
US Treasury Bills
0.9%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	0.9%
Solstice Advanced Materials Inc	0.8%
Moog Inc	0.6%
InterDigital Inc	0.6%
CareTrust REIT Inc	0.6%
SiTime Corp	0.5%
Eastman Chemical Co	0.5%
LKQ Corp	0.5%
Element Solutions Inc	0.5%
Primoris Services Corp	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$53,416,199
Total Number of Portfolio Holdings	594
Portfolio Turnover Rate	13%

S&P SmallCap Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 S&P SmallCap Index Fund K Class Shares ticker: SMLKX

This semi-annual shareholder report contains important information about the S&P SmallCap Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund	$72	1.43%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	0.9%
Solstice Advanced Materials Inc	0.8%
Moog Inc	0.6%
InterDigital Inc	0.6%
CareTrust REIT Inc	0.6%
SiTime Corp	0.5%
Eastman Chemical Co	0.5%
LKQ Corp	0.5%
Element Solutions Inc	0.5%
Primoris Services Corp	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$475,790
Total Number of Portfolio Holdings	594
Portfolio Turnover Rate	13%

Nasdaq-100 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Nasdaq-100 Index Fund Investor Class Shares ticker: NASDX

This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$26	0.52%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Technology
46.3%
Communications
25.6%
Consumer, Cyclical
12.3%
Consumer, Non-cyclical
9.3%
Industrial
2.0%
Utilities
1.6%
Basic Materials
1.3%
US Treasury Bills
0.9%
Energy
0.6%
Financial
0.1%

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.3%
Apple Inc	7.5%
Microsoft Corp	5.6%
Amazon.com Inc	4.3%
Tesla Inc	3.9%
Meta Platforms Inc	3.7%
Alphabet Inc - Class A	3.5%
Walmart Inc	3.3%
Alphabet Inc - Class C	3.3%
Broadcom Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$1,872,183,288
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	10%

Nasdaq-100 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Nasdaq-100 Index Fund K Class Shares ticker: NDXKX

This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$39	0.77%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Technology
46.3%
Communications
25.6%
Consumer, Cyclical
12.3%
Consumer, Non-cyclical
9.3%
Industrial
2.0%
Utilities
1.6%
Basic Materials
1.3%
US Treasury Bills
0.9%
Energy
0.6%
Financial
0.1%

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.3%
Apple Inc	7.5%
Microsoft Corp	5.6%
Amazon.com Inc	4.3%
Tesla Inc	3.9%
Meta Platforms Inc	3.7%
Alphabet Inc - Class A	3.5%
Walmart Inc	3.3%
Alphabet Inc - Class C	3.3%
Broadcom Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$41,249,340
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	10%

Nasdaq-100 Index Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Nasdaq-100 Index Fund Institutional Class Shares ticker: NQQQX

This semi-annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$13	0.26%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	8.3%
Apple Inc	7.5%
Microsoft Corp	5.6%
Amazon.com Inc	4.3%
Tesla Inc	3.9%
Meta Platforms Inc	3.7%
Alphabet Inc - Class A	3.5%
Walmart Inc	3.3%
Alphabet Inc - Class C	3.3%
Broadcom Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$91,387,652
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	10%

Shelton Sustainable Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Shelton Sustainable Equity Fund Investor Class Shares ticker: NEXTX

This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$68	1.35%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Industrial
43.9%
Consumer, Non-cyclical
12.9%
Energy
9.5%
Consumer, Cyclical
9.0%
Basic Materials
7.4%
Utilities
6.3%
Financial
4.3%
Technology
3.3%
US Treasury Bills
2.7%
Communications
0.7%

Top Ten Holdings	Percentage of Total Investments
Bunge Global SA	5.0%
Deere & Co	4.8%
Gaztransport Et Technigaz SA	4.7%
Schneider Electric SE	4.5%
HA Sustainable Infrastructure Capital Inc	4.3%
Teledyne Technologies Inc	4.2%
Siemens AG	4.0%
CF Industries Holdings Inc	4.0%
Aramark	3.8%
Ormat Technologies Inc	3.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$63,742,940
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	1%

Shelton Sustainable Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 Shelton Sustainable Equity Fund Institutional Class Shares ticker: NEXIX

This semi-annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$56	1.11%

What did the Fund invest in?

(% of Investments as of February 28, 2026)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Bunge Global SA	5.0%
Deere & Co	4.8%
Gaztransport Et Technigaz SA	4.7%
Schneider Electric SE	4.5%
HA Sustainable Infrastructure Capital Inc	4.3%
Teledyne Technologies Inc	4.2%
Siemens AG	4.0%
CF Industries Holdings Inc	4.0%
Aramark	3.8%
Ormat Technologies Inc	3.7%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Key Fund Statistics

(as of February 28, 2026)

Net Assets	$9,063,686
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	1%

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements
and Additional Information

February 28, 2026

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

Table of Contents	February 28, 2026

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) 2/28/26

Security Description	Par Value	Value

Municipal Bonds (90.85%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	$2,000,000	$2,302,211

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	318,816	331,934
California Housing Finance Agency, 4.950%, 08/01/2050	1,000,000	1,027,814

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,202,730

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	501,643

CALIFORNIA STATE PUBLIC WORKS BOARD
California State Public Works Board, 4.000%, 05/01/2036	540,000	581,645

CHAFFEY COMMUNITY COLLEGE DISTRICT
Chaffey Community College District, 5.500%, 06/01/2049	500,000	557,019

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,526,492

CITY OF LOS ANGELES DEPARTMENT OF AIRPORTS
City of Los Angeles Department of Airports, 5.000%, 05/15/2048	1,000,000	1,084,377
City of Los Angeles Department of Airports, 5.250%, 05/15/2051	500,000	544,751

DESERT COMMUNITY COLLEGE DISTRICT
Desert Community College District, 4.000%, 08/01/2051	750,000	729,403

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2050	1,000,000	1,082,904
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2055	1,000,000	1,072,334

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	500,415

LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 4.000%, 07/01/2049	1,000,000	987,863
Los Angeles Unified School District, 5.000%, 07/01/2045	750,000	830,641

MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	750,000	763,596

MT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mt San Antonio Community College District, 5.000%, 08/01/2046	500,000	555,133

PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	227,824

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	600,488

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	590,139

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,575,318

SAN DIEGO UNIFIED SCHOOL DISTRICT
San Diego Unified School District, 4.000%, 07/01/2053	1,000,000	964,973
San Diego Unified School District, 4.000%, 07/01/2054	1,300,000	1,250,836

San Francisco Bay Area Rapid Transit District, 3.000%, 08/01/2050	605,000	472,145
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,351,374

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

Security Description	Par Value	Value
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	$170,000	$170,424

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%, 10/01/2048	975,000	958,976
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,081,439

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,588,448

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	1,500,000	1,503,976

STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	850,000	850,344
State of California, 5.250%, 10/01/2045	500,000	554,770

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	330,126

Total Municipal Bonds (Cost $30,613,133)		30,254,505

Variable Rate Demand Notes* (7.85%)
Regents of the University of California Medical Center Pooled Revenue, 2.000%, 05/15/2047*,**,***	1,560,000	1,560,000
San Mateo County Transit District Sales Tax Revenue, 1.850%, 06/01/2049*,**,***	400,000	400,000
University of California, 2.000%, 05/15/2048*,**,***	655,000	655,000
Total Variable Rate Demand Notes (Cost $2,615,776)		2,615,000

Total Investments (Cost $33,228,909) (98.70%)		$32,869,505
Other Net Assets (1.30%)		433,040
Net Assets (100.00%)		$33,302,545

*Stated maturity reflects next reset date.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***Rate Effective as of February 28, 2026

U.S. Government Securities FundPortfolio of Investments (Unaudited) 2/28/26

Security Description	Par Value	Value

Government National Mortgage Association (1.65%)
3.500%, 11/20/2044	$75,192	$72,541
5.000%, 03/15/2038	64,992	66,846
5.500%, 04/15/2036	35,256	36,204
6.000%, 06/15/2038	8,291	8,637
Total Government National Mortgage Association (Cost $185,570)		184,228

United States Treasury Bonds (35.50%)
2.000%, 11/15/2041	2,000,000	1,443,125
2.250%, 05/15/2041	700,000	531,781
2.750%, 02/15/2028	150,000	148,207
2.875%, 08/15/2045	800,000	621,906
4.500%, 11/15/2054	1,250,000	1,221,191
Total United States Treasury Bonds (Cost $4,147,570)		3,966,210

United States Treasury Notes (61.12%)
0.625%, 03/31/2027	950,000	921,352
2.375%, 04/30/2026	225,000	224,508
3.500%, 09/30/2029	1,450,000	1,453,115
3.500%, 11/30/2030	300,000	299,836
3.875%, 03/15/2028	200,000	201,906
3.875%, 08/15/2033	850,000	856,176

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

Security Description	Par Value	Value
3.875%, 08/15/2034	$800,000	$801,188
4.000%, 04/30/2032	1,200,000	1,223,016
4.875%, 10/31/2030	800,000	846,625
Total United States Treasury Notes (Cost $6,724,846)		6,827,722

United States Treasury Bills (0.89%)
0.000%, 06/11/26 (Cost $98,990)	100,000	99,000

Total Investments (Cost $11,156,976) (99.16%)		$11,077,160
Other Net Assets (0.84%)		93,710
Net Assets (100.00%)		$11,170,870

The United States Treasury TrustPortfolio of Investments (Unaudited) 2/28/26

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.25%)
03/05/2026	$3,750,000	$3,748,465
03/12/2026	1,450,000	1,448,354
03/19/2026	1,500,000	1,497,311
03/24/2026	2,000,000	1,995,364
04/02/2026	2,500,000	2,492,199
04/09/2026	2,500,000	2,490,449
04/23/2026	3,500,000	3,481,669
05/07/2026	2,750,000	2,731,782
05/21/2026	2,350,000	2,331,141
06/11/2026	2,000,000	1,979,796
06/18/2026	2,150,000	2,126,687
Total United States Treasury Bills, DN(Cost $26,323,217)		26,323,217

Total Investments (Cost $26,323,217) (100.25%)		$26,323,217
Liabilities in Excess of Other Assets (-0.25%)		(64,391)
Net Assets (100.00%)		$26,258,826

(a)Discount Note. Yield to maturity is between 2.75%-3.62%.

S&P 500 Index FundPortfolio of Investments (Unaudited) 2/28/26

Security Description	Shares	Value

Common Stock (98.36%)

Basic Materials (1.63%)
Air Products and Chemicals Inc	1,178	$324,739
Albemarle Corp	650	116,136
CF Industries Holdings Inc	889	88,491
Dow Inc	3,918	120,400
DuPont de Nemours Inc	2,313	115,743
Ecolab Inc	1,384	426,756
Freeport-McMoRan Inc	7,606	517,816
International Flavors & Fragrances Inc	1,414	116,273
International Paper Co	2,047	89,147
Linde PLC	2,473	1,256,482
LyondellBasell Industries NV	1,434	82,484
The Mosaic Co	1,777	49,472

Security Description	Shares	Value
Newmont Corp	5,780	$751,400
Nucor Corp	1,250	221,100
PPG Industries Inc	1,246	153,594
Qnity Electronics Inc	1,156	146,535
The Sherwin-Williams Co	1,221	442,722
Steel Dynamics Inc	727	140,406
Total Basic Materials		5,159,696

Communications (16.08%)
Airbnb Inc*	1,197	161,727
Alphabet Inc - Class A	30,820	9,608,443
Alphabet Inc - Class C	24,633	7,671,455
Amazon.com Inc*	51,534	10,822,140
AppLovin Corp*	1,460	634,764
Arista Networks Inc*	5,470	730,245
AT&T Inc	37,556	1,051,944
Booking Holdings Inc	170	720,690
CDW Corp	745	91,367

Security Description	Shares	Value
Charter Communications Inc*	466	$109,338
Ciena Corp*	738	257,341
Cisco Systems Inc	20,875	1,658,728
Comcast Corp	19,253	596,073
Corning Inc	4,177	628,137
DoorDash Inc*	2,011	354,881
eBay Inc	2,531	229,967
Expedia Group Inc	659	142,140
F5 Inc*	325	88,192
FactSet Research Systems Inc	214	46,397
Fox Corp - Class A	1,250	70,425
Fox Corp - Class B	739	38,228
Gen Digital Inc	3,034	68,477
GoDaddy Inc*	793	69,118
Match Group Inc	1,419	44,840
Meta Platforms Inc	11,537	7,478,053
Motorola Solutions Inc	904	435,963

S&P 500 Index FundPortfolio of Investments (Continued) 2/28/26

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Netflix Inc*	22,447	$2,160,299
News Corp - Class A	2,235	54,288
News Corp - Class B	632	16,925
Omnicom Group Inc	1,091	93,051
Palo Alto Networks Inc*	3,588	534,325
Paramount Skydance Corp	1,680	22,697
Robinhood Markets Inc*	4,150	314,778
T-Mobile US Inc	2,584	560,961
Uber Technologies Inc*	11,007	830,148
VeriSign Inc	450	102,573
Verizon Communications Inc	22,336	1,119,927
The Walt Disney Co	9,457	1,002,820
Warner Bros Discovery Inc*	12,604	355,055
Total Communications		50,976,920

Consumer, Cyclical (8.32%)
Aptiv PLC*	1,195	87,880
AutoZone Inc*	91	341,758
Best Buy Co Inc	1,135	70,336
Carnival Corp	5,174	163,240
Carvana Co*	726	242,600
Chipotle Mexican Grill Inc*	7,004	260,689
Copart Inc*	4,851	184,775
Costco Wholesale Corp	2,347	2,372,324
Cummins Inc	746	435,567
Darden Restaurants Inc	648	138,575
Deckers Outdoor Corp*	850	99,680
Delta Air Lines Inc	3,436	225,745
Dollar General Corp	1,222	190,925
Dollar Tree Inc*	1,070	135,334
Domino’s Pizza Inc	191	76,879
DR Horton Inc	1,518	243,472
Fastenal Co	6,344	292,078
Ford Motor Co	10,769	151,735
General Motors Co	4,941	388,906
Genuine Parts Co	769	91,711
Hasbro Inc	771	76,784
Hilton Worldwide Holdings Inc	1,231	383,801
The Home Depot Inc	5,273	2,007,537
Las Vegas Sands Corp	1,611	91,376
Lennar Corp	1,142	130,599
Live Nation Entertainment Inc*	839	136,035
Lowe’s Cos Inc	2,970	785,773
Lululemon Athletica Inc*	632	117,027
Marriott International Inc	1,179	402,900
McDonald’s Corp	3,772	1,286,478
MGM Resorts International*	1,279	47,144
NIKE Inc	6,384	396,957
Norwegian Cruise Line Holdings Ltd*	2,490	61,727
NVR Inc*	16	120,285
O’Reilly Automotive Inc*	4,471	419,737
PACCAR Inc	2,782	350,782
Pool Corp	212	48,162
PulteGroup Inc	1,032	141,590
Ralph Lauren Corp	230	83,398

Security Description	Shares	Value
Ross Stores Inc	1,722	$354,112
Royal Caribbean Cruises Ltd	1,341	416,997
Southwest Airlines Co	2,739	134,923
Starbucks Corp	6,022	590,276
Tapestry Inc	1,150	178,791
Target Corp	2,407	273,893
Tesla Inc*	14,885	5,991,361
The TJX Cos Inc	5,895	952,986
Tractor Supply Co	2,873	148,936
Ulta Beauty Inc*	247	169,143
United Airlines Holdings Inc*	1,732	184,112
Walmart Inc	23,229	2,972,151
Williams-Sonoma Inc	645	132,644
WW Grainger Inc	236	270,156
Wynn Resorts Ltd	526	56,908
Yum! Brands Inc	1,544	259,639
Total Consumer, Cyclical		26,369,329

Consumer, Non-Cyclical (14.46%)
Abbott Laboratories	9,211	1,071,700
AbbVie Inc	9,362	2,172,733
Agilent Technologies Inc	1,578	191,538
Align Technology Inc*	388	73,759
Altria Group Inc	8,892	613,904
Amgen Inc	2,852	1,107,032
Archer-Daniels-Midland Co	2,702	186,546
Automatic Data Processing Inc	2,199	471,378
Avery Dennison Corp	463	90,910
Baxter International Inc	2,886	58,788
Becton Dickinson & Co	1,518	267,897
Biogen Inc*	815	156,333
Bio-Techne Corp	889	52,451
Block Inc*	1,505	95,869
Boston Scientific Corp*	7,853	603,503
Bristol-Myers Squibb Co	10,784	672,598
Brown-Forman Corp	1,007	29,062
Bunge Global SA	781	94,228
The Campbell’s Company	1,162	31,316
Cardinal Health Inc	1,258	288,371
Cencora Inc	952	354,277
Centene Corp*	2,743	123,106
Charles River Laboratories International Inc*	286	51,048
Church & Dwight Co Inc	1,371	143,763
The Cigna Group	1,415	410,095
Cintas Corp	1,860	374,102
The Clorox Co	681	86,596
The Coca-Cola Co	20,508	1,672,632
Colgate-Palmolive Co	4,392	435,423
Conagra Brands Inc	2,697	51,917
Constellation Brands Inc	746	117,764
The Cooper Cos Inc*	1,104	92,372
Corpay Inc*	392	127,439
Corteva Inc	3,579	286,749
CVS Health Corp	6,724	537,248
Danaher Corp	3,330	701,431
DaVita Inc*	254	39,700

Security Description	Shares	Value
Dexcom Inc*	2,186	$160,518
Edwards Lifesciences Corp*	3,179	274,888
Elevance Health Inc	1,177	376,640
Eli Lilly & Co	4,206	4,424,670
Equifax Inc	693	144,809
The Estee Lauder Cos Inc	1,319	144,391
GE HealthCare Technologies Inc	2,413	203,344
General Mills Inc	2,825	127,775
Gilead Sciences Inc	6,572	978,899
Global Payments Inc	1,321	101,004
HCA Healthcare Inc	846	448,126
Henry Schein Inc*	530	43,667
The Hershey Co	826	195,167
Hologic Inc*	1,313	98,948
Hormel Foods Corp	1,626	41,626
Humana Inc	667	127,090
IDEXX Laboratories Inc*	435	285,678
Incyte Corp*	937	94,890
Insulet Corp*	396	97,658
Intuitive Surgical Inc*	1,877	945,088
IQVIA Holdings Inc*	925	165,399
The J M Smucker Co	588	68,179
Johnson & Johnson	12,763	3,170,712
Kenvue Inc	10,198	194,986
Keurig Dr Pepper Inc	6,378	193,126
Kimberly-Clark Corp	1,843	205,384
The Kraft Heinz Co	4,826	118,768
The Kroger Co	3,363	229,491
Labcorp Holdings Inc	468	135,308
Lamb Weston Holdings Inc	806	38,841
McCormick & Co Inc	1,450	103,008
McKesson Corp	653	644,753
Medtronic PLC	6,794	663,502
Merck & Co Inc	13,148	1,627,985
Moderna Inc*	1,873	100,337
Molina Healthcare Inc*	320	49,296
Molson Coors Beverage Co	992	48,598
Mondelez International Inc	7,017	432,107
Monster Beverage Corp*	3,919	334,291
Moody’s Corp	838	400,220
PayPal Holdings Inc	4,956	229,017
PepsiCo Inc	7,243	1,229,427
Pfizer Inc	30,491	843,076
Philip Morris International Inc	8,246	1,540,600
The Procter & Gamble Co	12,378	2,069,599
Quanta Services Inc	789	444,270
Quest Diagnostics Inc	624	132,232
Regeneron Pharmaceuticals Inc	533	416,630
ResMed Inc	794	203,470
Revvity Inc	687	67,539
Rollins Inc	1,591	96,876
S&P Global Inc	1,642	725,567
Solventum Corp*	817	60,621
STERIS PLC	557	140,559
Stryker Corp	1,823	706,340
Sysco Corp	2,627	239,477

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Nasdaq Inc	2,240	$196,179
Northern Trust Corp	1,054	150,817
The PNC Financial Services Group Inc	2,077	441,051
Principal Financial Group Inc	1,189	113,454
The Progressive Corp	3,106	663,628
Prologis Inc	4,920	701,444
Prudential Financial Inc	1,958	192,628
Public Storage	836	256,702
Raymond James Financial Inc	984	150,631
Realty Income Corp	4,873	326,491
Regency Centers Corp	940	74,260
Regions Financial Corp	4,645	129,270
SBA Communications Corp	594	119,489
Simon Property Group Inc	1,662	338,799
State Street Corp	1,479	190,229
Synchrony Financial	1,907	131,793
T Rowe Price Group Inc	1,243	117,625
The Travelers Cos Inc	1,181	364,504
Truist Financial Corp	6,776	334,125
UDR Inc	1,665	62,438
US Bancorp	8,443	461,494
Ventas Inc	2,377	204,802
VICI Properties Inc	2,950	89,120
Visa Inc	8,940	2,862,052
W R Berkley Corp	1,684	120,743
Wells Fargo & Co	16,629	1,354,432
Welltower Inc	3,278	678,939
Weyerhaeuser Co	4,066	99,739
Willis Towers Watson PLC	507	154,721
Total Financial		42,342,162

Industrial (8.64%)
3M Co	2,814	465,210
A O Smith Corp	653	50,934
Allegion plc	501	80,736
Amcor PLC	1,663	80,539
AMETEK Inc	1,219	291,609
Amphenol Corp	6,555	957,423
Axon Enterprise Inc*	405	219,672
Ball Corp	1,523	102,239
The Boeing Co*	4,086	929,688
Builders FirstSource Inc*	606	63,200
Carrier Global Corp	4,377	281,879
Caterpillar Inc	2,479	1,841,476
CH Robinson Worldwide Inc	690	127,823
Comfort Systems USA Inc	193	275,868
CRH PLC	3,499	419,810
CSX Corp	9,864	421,094
Deere & Co	1,331	838,144
Dover Corp	775	174,763
Eaton Corp PLC	2,057	773,267
EMCOR Group Inc	237	171,735
Emerson Electric Co	3,048	459,486
Expeditors International of Washington Inc	783	113,558
FedEx Corp	1,149	444,663
Fortive Corp	1,682	99,574

Security Description	Shares	Value
AvalonBay Communities Inc	786	$139,303
Bank of America Corp	35,512	1,769,563
The Bank of New York Mellon Corp	3,694	439,955
Berkshire Hathaway Inc*	9,714	4,905,084
Blackrock Inc	764	812,308
Blackstone Inc	3,952	448,038
Brown & Brown Inc	1,313	94,300
BXP Inc	814	46,870
Camden Property Trust	597	64,679
Capital One Financial Corp	3,367	658,720
Cboe Global Markets Inc	585	175,336
CBRE Group Inc*	1,552	229,168
The Charles Schwab Corp	8,439	803,393
Chubb Ltd	1,938	660,587
Cincinnati Financial Corp	874	143,319
Citigroup Inc	9,478	1,044,381
Citizens Financial Group Inc	2,275	136,932
CME Group Inc	1,910	610,245
Coinbase Global Inc*	1,160	203,986
CoStar Group Inc*	2,358	105,238
Crown Castle Inc	2,404	215,254
Digital Realty Trust Inc	1,745	309,214
Equinix Inc	520	506,615
Equity Residential	1,910	120,731
Erie Indemnity Co	143	38,530
Essex Property Trust Inc	359	91,584
Everest Group Ltd	249	83,537
Extra Space Storage Inc	1,200	181,236
Federal Realty Investment Trust	449	48,838
Fifth Third Bancorp	3,790	187,491
Franklin Resources Inc	1,715	45,516
Globe Life Inc	464	67,401
The Goldman Sachs Group Inc	1,588	1,364,997
The Hartford Insurance Group Inc	1,559	219,554
Healthpeak Properties Inc	3,987	70,490
Host Hotels & Resorts Inc	3,951	77,400
Huntington Bancshares Inc	8,228	138,230
Interactive Brokers Group Inc	2,359	167,937
Intercontinental Exchange Inc	3,020	495,673
Invesco Ltd	2,486	65,282
Invitation Homes Inc	3,188	83,972
Iron Mountain Inc	1,661	179,936
JPMorgan Chase & Co	14,421	4,330,626
KeyCorp	5,341	110,772
Kimco Realty Corp	3,818	89,914
KKR & Co Inc	3,668	321,610
Loews Corp	1,011	111,230
M&T Bank Corp	814	176,622
Marsh & McLennan Cos Inc	2,595	484,590
Mastercard Inc	4,343	2,246,243
MetLife Inc	2,931	211,237
Mid-America Apartment Communities Inc	660	88,348
Morgan Stanley	6,398	1,065,331

Security Description	Shares	Value
Thermo Fisher Scientific Inc	1,990	$1,037,009
Tyson Foods Inc	1,599	103,919
United Rentals Inc	337	283,080
UnitedHealth Group Inc	4,798	1,407,109
Universal Health Services Inc	324	66,776
Verisk Analytics Inc	781	162,112
Vertex Pharmaceuticals Inc*	1,344	667,740
Viatris Inc	6,761	100,942
Waters Corp*	546	174,503
West Pharmaceutical Services Inc	409	104,025
Zimmer Biomet Holdings Inc	1,125	110,745
Zoetis Inc	2,412	316,213
Total Consumer, Non-Cyclical		45,854,218

Energy (3.46%)
APA Corp	1,815	55,122
Baker Hughes Co	5,227	341,114
Chevron Corp	10,026	1,872,456
ConocoPhillips	6,546	742,709
Coterra Energy Inc	4,122	126,092
Devon Energy Corp	3,323	144,650
Diamondback Energy Inc	1,031	179,476
EOG Resources Inc	2,874	356,606
EQT Corp	3,365	206,678
Expand Energy Corp	1,168	126,051
Exxon Mobil Corp	22,340	3,406,850
First Solar Inc*	610	120,292
Halliburton Co	4,458	160,488
Kinder Morgan Inc	10,696	355,856
Marathon Petroleum Corp	1,592	315,550
Occidental Petroleum Corp	3,819	202,713
ONEOK Inc	3,308	273,803
Phillips 66	2,208	340,761
SLB Ltd	7,468	383,407
Targa Resources Corp	1,137	268,105
Texas Pacific Land Corp	318	166,724
Valero Energy Corp	1,615	330,494
The Williams Cos Inc	6,469	483,364
Total Energy		10,959,361

Financial (13.35%)
Aflac Inc	2,498	282,099
Alexandria Real Estate Equities Inc	870	47,015
The Allstate Corp	1,386	297,325
American Express Co	2,846	879,129
American International Group Inc	2,858	230,040
American Tower Corp	2,479	475,621
Ameriprise Financial Inc	516	242,582
Aon PLC	1,170	392,500
Apollo Global Management Inc	2,488	260,245
Arch Capital Group Ltd*	1,912	191,487
Ares Management Corp	1,091	122,203
Arthur J Gallagher & Co	1,256	286,619
Assurant Inc	289	66,352

S&P 500 Index FundPortfolio of Investments (Continued) 2/28/26

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Technology (29.92%)
Accenture PLC	3,285	$685,645
Adobe Inc*	2,217	581,763
Advanced Micro Devices Inc*	8,624	1,726,611
Akamai Technologies Inc*	831	81,762
Analog Devices Inc	2,606	927,189
Apple Inc	78,277	20,679,218
Applied Materials Inc	4,220	1,571,106
Autodesk Inc*	1,159	284,963
Broadcom Inc	25,016	7,993,863
Broadridge Financial Solutions Inc	660	122,674
Cadence Design Systems Inc*	1,479	445,771
Cognizant Technology Solutions Corp	2,736	176,280
Crowdstrike Holdings Inc*	1,336	496,965
Datadog Inc*	865	96,845
Dell Technologies Inc	1,655	245,072
Electronic Arts Inc	1,189	238,478
EPAM Systems Inc*	320	45,120
Fair Isaac Corp*	125	176,170
Fidelity National Information Services Inc	2,930	149,313
Fiserv Inc*	3,044	189,611
Fortinet Inc*	3,348	264,592
Gartner Inc*	421	66,181
Hewlett Packard Enterprise Co	7,267	156,022
HP Inc	5,146	97,723
Intel Corp*	23,779	1,084,560
International Business Machines Corp	4,951	1,189,280
Intuit Inc	1,476	603,728
Jack Henry & Associates Inc	412	66,934
KLA Corp	696	1,061,087
Lam Research Corp	6,653	1,556,070
Leidos Holdings Inc	697	122,045
Microchip Technology Inc	2,975	222,054
Micron Technology Inc	5,946	2,451,952
Microsoft Corp	39,372	15,462,959
Monolithic Power Systems Inc	253	289,113
MSCI Inc	398	227,588
NetApp Inc	1,157	114,578
NVIDIA Corp	128,728	22,809,314
NXP Semiconductors NV	1,333	302,604
ON Semiconductor Corp*	2,131	141,669
Oracle Corp	8,814	1,281,556
Palantir Technologies Inc*	12,101	1,660,136
Paychex Inc	1,773	166,041
Paycom Software Inc	272	34,226
PTC Inc*	681	106,638
QUALCOMM Inc	5,673	807,608
Roper Technologies Inc	593	207,390
Salesforce Inc	5,043	982,326
Sandisk Corp*	749	475,885
Seagate Technology Holdings PLC	1,151	469,424

Security Description	Shares	Value
ServiceNow Inc*	5,605	$605,396
Skyworks Solutions Inc	824	49,094
Super Micro Computer Inc*	2,880	93,283
Synopsys Inc*	1,002	414,828
Take-Two Interactive Software Inc*	923	195,196
Teradyne Inc	829	265,305
Texas Instruments Inc	4,813	1,020,885
Tyler Technologies Inc*	236	83,707
Western Digital Corp	1,811	506,537
Workday Inc*	1,184	158,372
Zebra Technologies Corp*	284	63,605
Total Technology		94,851,910

Utilities (2.50%)
The AES Corp	4,344	75,064
Alliant Energy Corp	1,436	103,880
Ameren Corp	1,535	173,885
American Electric Power Co Inc	2,835	379,380
American Water Works Co Inc	1,101	149,769
Atmos Energy Corp	820	153,168
CenterPoint Energy Inc	3,692	160,602
CMS Energy Corp	1,687	131,704
Consolidated Edison Inc	1,938	218,064
Constellation Energy Corp	1,654	545,622
Dominion Energy Inc	4,701	296,821
DTE Energy Co	1,170	173,441
Duke Energy Corp	4,119	538,971
Edison International	2,166	161,887
Entergy Corp	2,414	258,564
Evergy Inc	1,272	106,416
Eversource Energy	2,050	156,231
Exelon Corp	5,561	275,103
FirstEnergy Corp	2,870	146,829
NextEra Energy Inc	11,156	1,046,096
NiSource Inc	2,445	115,649
NRG Energy Inc	1,059	189,519
PG&E Corp	12,108	230,052
Pinnacle West Capital Corp	669	67,101
PPL Corp	4,085	159,233
Public Service Enterprise Group Inc	2,756	237,209
Sempra	3,504	337,330
The Southern Co	5,956	579,995
Vistra Corp	1,687	293,352
WEC Energy Group Inc	1,770	207,019
Xcel Energy Inc	3,208	267,419
Total Utilities		7,935,375

Total Common Stock (Cost $93,268,388)		311,837,763

Security Description	Shares	Value
Garmin Ltd	859	$217,181
GE Vernova Inc	1,437	1,255,363
Generac Holdings Inc*	285	64,230
General Dynamics Corp	1,343	479,518
General Electric Co	5,587	1,912,207
Honeywell International Inc	3,363	819,193
Howmet Aerospace Inc	2,129	558,926
Hubbell Inc	300	153,489
Huntington Ingalls Industries Inc	235	104,462
IDEX Corp	418	87,558
Illinois Tool Works Inc	1,398	406,301
Ingersoll Rand Inc	1,904	179,243
Jabil Inc	606	160,584
Jacobs Solutions Inc	695	95,813
JB Hunt Transport Services Inc	398	92,897
Johnson Controls International plc	3,237	467,099
Keysight Technologies Inc*	910	279,670
L3Harris Technologies Inc	990	360,895
Lennox International Inc	182	103,729
Lockheed Martin Corp	1,078	709,410
Martin Marietta Materials Inc	331	223,945
Masco Corp	1,219	87,305
Mettler-Toledo International Inc*	115	157,169
Nordson Corp	304	89,206
Norfolk Southern Corp	1,221	384,298
Northrop Grumman Corp	710	514,310
Old Dominion Freight Line Inc	974	197,771
Otis Worldwide Corp	2,138	197,893
Packaging Corp of America	499	115,838
Parker-Hannifin Corp	668	674,132
Pentair PLC	914	90,660
Republic Services Inc	1,065	243,885
Rockwell Automation Inc	610	248,545
RTX Corp	7,102	1,439,007
Smurfit Westrock PLC	2,795	131,393
Snap-on Inc	293	112,869
Stanley Black & Decker Inc	862	74,554
TE Connectivity PLC	1,607	369,851
Teledyne Technologies Inc*	260	177,086
Textron Inc	1,038	102,399
Trane Technologies PLC	1,174	542,764
TransDigm Group Inc	304	396,048
Trimble Inc*	1,310	87,600
Union Pacific Corp	3,142	832,567
United Parcel Service Inc	3,914	453,867
Veralto Corp	1,344	130,946
Vulcan Materials Co	715	221,650
Waste Management Inc	1,984	477,827
Westinghouse Air Brake Technologies Corp	949	250,489
Xylem Inc	1,318	170,760
Total Industrial		27,388,792

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
United States Treasury Bills (1.57%)
United States Treasury Bill, 0.000%, 03/19/26(a) (Cost $4,991,072)	5,000,000	4,991,427

Right (0.00%)
Sycamore Partners LLC*,(b) (Cost $2,128)	4,016	2,128

Total Investments (Cost $98,261,588) (99.93%)		$316,831,318
Other Net Assets (0.07%)		211,061
Net Assets (100.00%)		$317,042,379

*Non-income producing security.

(a)A portion of these securities, a total of $399,317, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets. The total value of the fair value securities is $2,128.

Futures contracts at February 28, 2026:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Depreciation
14 / MAR 2026 / Long / CME	$4,826,050	$4,822,300	$(3,750)

Security Description	Shares	Value

Common Stock (99.54%)

Basic Materials (4.43%)
Alcoa Corp	8,762	$543,945
Ashland Inc	845	52,694
Axalta Coating Systems Ltd*	7,042	235,273
Cabot Corp	1,942	147,864
Carpenter Technology Corp	1,686	671,146
Cleveland-Cliffs Inc*	17,908	190,899
Commercial Metals Co	3,734	273,702
Hecla Mining Co	22,118	550,959
MP Materials Corp*	4,554	268,094
NewMarket Corp	274	171,527
Olin Corp	4,313	109,421
Reliance Inc	1,754	553,633
Royal Gold Inc	2,356	706,305
RPM International Inc	4,344	495,737
Westlake Corp	619	65,230
Total Basic Materials		5,036,429

Communications (1.74%)
Chewy Inc*	5,337	146,341
EchoStar Corp*	4,384	506,484
Hims & Hers Health Inc*	6,782	98,475
Maplebear Inc*	5,858	219,734
The New York Times Co	5,406	431,345
Nexstar Media Group Inc	939	235,708
Pinterest Inc*	19,667	336,896
Total Communications		1,974,983

Consumer, Cyclical (13.44%)
Abercrombie & Fitch Co*	1,589	155,404
Alaska Air Group Inc*	3,847	198,505
American Airlines Group Inc*	22,014	287,723
Aramark	8,769	366,983
Autoliv Inc	2,391	283,381
AutoNation Inc*	882	172,131

Security Description	Shares	Value
Bath & Body Works Inc	6,798	$154,722
BJ’s Wholesale Club Holdings Inc*	4,405	435,170
BorgWarner Inc	7,054	406,099
Boyd Gaming Corp	1,908	158,803
Brunswick Corp	2,146	170,865
Burlington Stores Inc*	2,044	627,242
Capri Holdings Ltd*	3,971	81,445
Casey’s General Stores Inc	1,226	840,533
Cava Group Inc*	2,885	237,926
Choice Hotels International Inc	417	43,931
Churchill Downs Inc	2,254	207,210
Columbia Sportswear Co	286	17,715
Core & Main Inc*	6,325	342,562
Crocs Inc*	1,713	155,386
Dick’s Sporting Goods Inc	2,003	407,871
Dolby Laboratories Inc	2,207	146,920
Dutch Bros Inc*	4,435	237,760
FirstCash Holdings Inc	1,281	246,964
Five Below Inc*	1,820	406,825
Floor & Decor Holdings Inc*	3,553	245,477
GameStop Corp*	13,927	334,666
The Gap Inc	7,538	211,366
Gentex Corp	7,218	168,901
The Goodyear Tire & Rubber Co*	5,105	42,116
Harley-Davidson Inc	4,115	74,070
Hilton Grand Vacations Inc*	1,024	46,039
Hyatt Hotels Corp	1,412	228,038
KB Home	2,135	135,743
Lear Corp	1,712	224,700
Lithia Motors Inc	800	223,664
Macy’s Inc	9,189	181,758
Mattel Inc*	10,259	173,890
MSC Industrial Direct Co Inc	1,601	150,238
Murphy USA Inc	585	228,583
Ollie’s Bargain Outlet Holdings Inc*	2,046	219,127

Security Description	Shares	Value
Penske Automotive Group Inc	691	$108,846
Planet Fitness Inc*	2,799	229,938
Polaris Inc	1,939	117,775
PVH Corp	1,711	117,375
RB Global Inc	6,096	615,452
RH*	534	88,489
The Scotts Miracle-Gro Co	772	54,133
Somnigroup International Inc	6,373	570,447
Taylor Morrison Home Corp*	3,297	217,239
Texas Roadhouse Inc	2,217	405,423
Thor Industries Inc	1,627	156,404
Toll Brothers Inc	3,178	499,709
Travel + Leisure Co	2,123	156,465
Vail Resorts Inc	1,186	161,071
VF Corp	10,943	212,513
Visteon Corp	1,002	95,861
Warner Music Group Corp	5,238	149,807
Watsco Inc	1,164	485,772
WESCO International Inc	1,607	465,227
Whirlpool Corp	1,984	135,765
Wingstop Inc	916	237,711
Wyndham Hotels & Resorts Inc	2,493	203,927
YETI Holdings Inc*	2,709	118,410
Total Consumer, Cyclical		15,282,211

Consumer, Non-Cyclical (14.36%)
Albertsons Cos Inc	13,448	240,719
API Group Corp*	12,349	549,037
Arrowhead Pharmaceuticals Inc*	4,460	282,184
Avantor Inc*	22,738	205,779
Avis Budget Group Inc*	150	14,612
BellRing Brands Inc*	4,550	83,675
BioMarin Pharmaceutical Inc*	6,406	395,442
Bio-Rad Laboratories Inc*	609	169,570

S&P MidCap Index FundPortfolio of Investments (Unaudited) 2/28/26

S&P MidCap Index FundPortfolio of Investments (Continued) 2/28/26

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Booz Allen Hamilton Holding Corp	3,066	$241,693
The Boston Beer Co Inc*	156	35,378
The Brink’s Co	1,371	160,092
Bruker Corp	3,748	150,332
Celsius Holdings Inc*	5,523	296,088
Chemed Corp	486	199,265
Coca-Cola Consolidated Inc	1,830	370,392
Coty Inc*	6,060	15,211
Cytokinetics Inc*	4,049	251,929
Darling Ingredients Inc*	5,193	276,060
Elanco Animal Health Inc*	16,383	432,511
elf Beauty Inc*	2,000	184,100
Encompass Health Corp	3,360	362,477
The Ensign Group Inc	1,911	409,279
Envista Holdings Corp*	5,544	161,940
Euronet Worldwide Inc*	1,502	104,464
Exelixis Inc*	8,981	395,703
Flowers Foods Inc	3,622	35,785
FTI Consulting Inc*	1,059	174,121
Globus Medical Inc*	3,677	351,006
Graham Holdings Co	121	127,438
Grand Canyon Education Inc*	925	147,140
H&R Block Inc	4,173	127,777
Haemonetics Corp*	464	29,380
Halozyme Therapeutics Inc*	3,958	275,200
HealthEquity Inc*	2,885	220,674
Illumina Inc*	5,043	678,082
Ingredion Inc	2,097	246,314
Jazz Pharmaceuticals PLC*	2,023	384,410
Lantheus Holdings Inc*	2,186	163,753
LivaNova PLC*	1,005	70,953
The Marzetti Company	691	113,559
Masimo Corp*	1,592	279,157
Medpace Holdings Inc*	751	339,272
Morningstar Inc	827	151,457
Neurocrine Biosciences Inc*	3,356	443,831
Option Care Health Inc*	5,414	175,738
Paylocity Holding Corp*	1,546	164,634
Penumbra Inc*	1,301	448,051
Performance Food Group Co*	5,222	506,847
Pilgrim’s Pride Corp	731	31,550
Post Holdings Inc*	1,639	174,226
Repligen Corp*	1,744	224,505
Roivant Sciences Ltd*	13,285	384,468
Service Corp International	4,745	399,434
Shift4 Payments Inc*	2,456	108,236
Sotera Health Co*	2,774	45,078
Sprouts Farmers Market Inc*	3,210	237,123
Tenet Healthcare Corp*	2,885	690,640
TransUnion	6,592	517,802
UL Solutions Inc	1,219	102,359
United Therapeutics Corp*	1,421	716,042
US Foods Holding Corp*	7,350	710,084
Valvoline Inc*	4,553	172,103
WEX Inc*	1,130	168,585
Total Consumer, Non-Cyclical		16,324,746

Security Description	Shares	Value
Energy (4.88%)
Antero Midstream Corp	10,945	$246,044
Antero Resources Corp*	9,621	354,149
Chord Energy Corp	1,910	206,987
CNX Resources Corp*	4,450	185,921
DT Midstream Inc	3,389	470,529
HF Sinclair Corp	5,487	274,405
Matador Resources Co	3,983	204,726
Murphy Oil Corp	4,673	154,910
Nextpower Inc*	4,845	509,210
NOV Inc	12,039	243,910
Ovintiv Inc	8,359	422,882
PBF Energy Inc	869	30,936
Permian Resources Corp	21,796	398,649
Range Resources Corp	7,947	328,052
TechnipFMC PLC	13,338	884,443
Valaris Ltd*	2,124	203,585
Viper Energy Inc	3,829	178,202
Weatherford International PLC	2,430	256,268
Total Energy		5,553,808

Financial (20.42%)
Banks (5.73%)
Associated Banc-Corp	5,947	157,060
Bank OZK	3,742	174,228
Columbia Banking System Inc	7,524	214,058
Commerce Bancshares Inc	4,591	234,095
Cullen/Frost Bankers Inc	2,110	291,644
East West Bancorp Inc	4,664	510,475
First Financial Bankshares Inc	4,562	141,103
First Horizon Corp	16,165	384,565
Flagstar Bank NA	9,983	126,684
FNB Corp	11,757	199,751
Glacier Bancorp Inc	4,062	184,780
Hancock Whitney Corp	2,757	181,438
Home BancShares Inc	6,616	181,675
International Bancshares Corp	1,981	132,945
Old National Bancorp	11,315	261,377
Pinnacle Financial Partners Inc	4,933	447,719
Prosperity Bancshares Inc	3,118	219,414
Southstate Bank Corp	3,482	343,569
Texas Capital Bancshares Inc*	1,632	155,530
UMB Financial Corp	2,414	279,734
United Bankshares Inc	4,844	200,057
Valley National Bancorp	16,910	213,235
Webster Financial Corp	5,544	399,889
Western Alliance Bancorp	3,503	281,361
Wintrust Financial Corp	2,208	318,084
Zions Bancorp NA	4,925	282,104
		6,516,574

Security Description	Shares	Value
Diversified Financial Service (2.70%)
Affiliated Managers Group Inc	928	$284,135
Ally Financial Inc	9,345	368,567
Evercore Inc	1,268	391,609
Federated Hermes Inc	2,676	149,883
Hamilton Lane Inc	1,349	141,564
Houlihan Lokey Inc	1,813	296,915
Janus Henderson Group PLC	4,079	212,516
Jefferies Financial Group Inc	5,447	241,847
SEI Investments Co	3,134	254,857
SLM Corp	6,955	130,337
Stifel Financial Corp	5,186	383,986
Voya Financial Inc	3,141	210,070
		3,066,286
Insurance (4.65%)
American Financial Group Inc	2,342	311,439
Brighthouse Financial Inc*	2,159	129,497
CNO Financial Group Inc	3,144	131,451
Corebridge Financial Inc	8,824	228,012
Equitable Holdings Inc	9,457	380,361
Essent Group Ltd	3,287	199,981
Fidelity National Financial Inc	8,643	457,042
First American Financial Corp	3,345	234,518
The Hanover Insurance Group Inc	1,174	212,060
Kemper Corp	2,130	68,842
Kinsale Capital Group Inc	738	287,576
MGIC Investment Corp	7,691	204,042
Old Republic International Corp	7,626	326,927
Primerica Inc	1,096	278,011
Reinsurance Group of America Inc	2,205	475,685
RenaissanceRe Holdings Ltd	1,520	459,739
RLI Corp	2,958	184,343
Ryan Specialty Holdings Inc	3,774	148,507
Selective Insurance Group Inc	2,183	183,459
Unum Group	5,302	380,312
		5,281,804
Private Equity (0.35%)
The Carlyle Group Inc	7,560	393,044

Real Estate (7.00%)
Agree Realty Corp	3,709	298,500
American Healthcare REIT Inc	5,885	307,432
American Homes 4 Rent	10,750	322,500
Annaly Capital Management Inc	18,910	439,468
Brixmor Property Group Inc	10,212	309,117
COPT Defense Properties	4,160	132,205
Cousins Properties Inc	6,012	139,238
CubeSmart	7,519	309,332
EastGroup Properties Inc	1,774	348,254

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
UFP Industries Inc	1,954	$201,086
Universal Display Corp	1,581	168,677
Valmont Industries Inc	658	302,634
Vontier Corp	4,784	195,761
Watts Water Technologies Inc	903	296,852
Woodward Inc	2,000	773,520
XPO Inc*	3,874	815,361
Total Industrial		30,781,666

Technology (9.96%)
Allegro MicroSystems Inc*	4,135	150,803
Amkor Technology Inc	4,077	194,962
Appfolio Inc*	824	146,474
ASGN Inc*	783	33,591
Bentley Systems Inc	5,041	184,249
BILL Holdings Inc*	3,103	138,115
Blackbaud Inc*	681	33,056
CACI International Inc*	744	453,966
Cirrus Logic Inc*	1,712	241,597
Commvault Systems Inc*	1,576	134,086
Concentrix Corp	841	27,585
Crane NXT Co	1,744	84,218
Docusign Inc*	6,741	303,817
Doximity Inc*	4,662	114,359
Dropbox Inc*	6,175	154,313
Duolingo Inc*	1,340	135,340
Dynatrace Inc*	10,059	361,319
Everpure Inc*	10,507	674,760
ExlService Holdings Inc*	5,238	163,688
Genpact Ltd	5,407	214,766
Guidewire Software Inc*	2,849	414,017
IPG Photonics Corp*	478	62,890
KBR Inc	4,297	181,462
Kyndryl Holdings Inc*	7,544	93,018
Lattice Semiconductor Corp*	4,567	436,697
Lumentum Holdings Inc*	2,328	1,631,718
MACOM Technology Solutions Holdings Inc*	2,107	522,789
Manhattan Associates Inc*	2,046	277,090
Maximus Inc	2,048	154,849
MKS Inc	2,240	547,590
Nutanix Inc*	9,190	351,793
Okta Inc*	5,577	404,333
Onto Innovation Inc*	1,617	349,094
Parsons Corp*	1,674	110,484
Pegasystems Inc	3,176	138,886
Qualys Inc*	1,297	119,934
Rambus Inc*	3,553	354,092
Science Applications International Corp	1,672	154,259
Silicon Laboratories Inc*	1,151	235,414
Synaptics Inc*	695	56,615
Twilio Inc*	5,119	619,194
UiPath Inc*	13,907	149,222
ZoomInfo Technologies Inc*	1,581	9,818
Total Technology		11,320,322

Security Description	Shares	Value
Dycom Industries Inc*	955	$401,119
Eagle Materials Inc	1,082	242,152
EnerSys	1,250	207,688
Entegris Inc	4,977	659,204
Esab Corp	1,873	236,316
Exponent Inc	1,800	131,004
Fabrinet*	1,212	661,304
Flex Ltd*	12,206	769,222
Flowserve Corp	4,363	386,213
Fluor Corp*	5,393	282,108
Fortune Brands Innovations Inc	4,265	231,760
GATX Corp	1,172	215,847
Graco Inc	5,607	526,609
Graphic Packaging Holding Co	10,756	131,546
GXO Logistics Inc*	3,758	236,115
Hexcel Corp	2,624	243,219
ITT Inc	2,639	534,160
Kirby Corp*	1,861	241,558
Knife River Corp*	2,028	180,451
Knight-Swift Transportation Holdings Inc	5,413	340,586
Kratos Defense & Security Solutions Inc*	5,712	492,260
Landstar System Inc	1,133	184,622
Lincoln Electric Holdings Inc	1,867	535,922
Littelfuse Inc	817	287,960
Louisiana-Pacific Corp	2,274	192,699
MasTec Inc*	2,074	618,093
The Middleby Corp*	1,577	266,292
MSA Safety Inc	1,245	243,285
Mueller Industries Inc	3,693	435,626
Novanta Inc*	1,274	171,264
nVent Electric PLC	5,446	644,589
Oshkosh Corp	2,135	362,993
Owens Corning	2,830	345,458
RBC Bearings Inc*	1,048	603,564
Regal Rexnord Corp	2,214	489,250
Ryder System Inc	1,360	301,322
Saia Inc*	878	355,932
Sensata Technologies Holding PLC	5,188	193,720
Silgan Holdings Inc	2,879	138,336
Simpson Manufacturing Co Inc	1,368	264,804
Sonoco Products Co	3,238	182,850
SPX Technologies Inc*	1,643	372,862
StandardAero Inc*	6,338	195,210
Sterling Infrastructure Inc*	1,000	428,130
TD SYNNEX Corp	2,499	391,868
Terex Corp	2,474	170,186
Tetra Tech Inc	8,767	314,209
The Timken Co	2,081	225,539
TopBuild Corp*	946	424,092
The Toro Co	3,292	325,447
Trex Co Inc*	3,838	158,970
TTM Technologies Inc*	3,392	353,582

Security Description	Shares	Value
EPR Properties	812	$48,241
Equity LifeStyle Properties Inc	6,465	434,189
First Industrial Realty Trust Inc	4,417	278,889
Gaming and Leisure Properties Inc	9,341	456,868
Healthcare Realty Trust Inc	12,127	223,743
Independence Realty Trust Inc	8,314	137,763
Jones Lang LaSalle Inc*	1,603	505,827
Kilroy Realty Corp	3,417	101,895
Kite Realty Group Trust	7,108	185,163
Lamar Advertising Co	2,937	404,542
National Storage Affiliates Trust	1,276	44,686
NNN REIT Inc	6,262	283,794
Omega Healthcare Investors Inc	9,699	468,171
Park Hotels & Resorts Inc	955	10,801
Rayonier Inc	7,414	159,327
Rexford Industrial Realty Inc	7,687	288,032
Sabra Health Care REIT Inc	8,392	172,456
STAG Industrial Inc	6,229	244,301
Starwood Property Trust Inc	11,362	202,357
Vornado Realty Trust	5,380	148,380
WP Carey Inc	7,410	553,157
		7,958,628
Total Financial		23,216,336

Industrial (27.07%)
AAON Inc	2,393	242,172
Acuity Inc	1,026	309,431
Advanced Drainage Systems Inc	2,386	408,817
Advanced Energy Industries Inc	1,247	418,456
AECOM	4,482	439,146
AeroVironment Inc*	1,061	267,637
AGCO Corp	2,042	278,733
Applied Industrial Technologies Inc	1,270	358,877
AptarGroup Inc	2,198	315,875
Arrow Electronics Inc*	1,717	261,259
ATI Inc*	4,484	733,538
Avient Corp	3,380	138,817
Avnet Inc	2,670	175,793
Belden Inc	1,290	184,857
BWX Technologies Inc	3,093	637,096
Carlisle Cos Inc	1,375	542,809
Chart Industries Inc*	1,491	309,084
Clean Harbors Inc*	1,682	493,162
CNH Industrial NV	29,177	358,877
Cognex Corp	5,525	300,560
Coherent Corp*	5,159	1,335,814
Crane Co	1,614	323,655
Crown Holdings Inc	3,893	446,138
Curtiss-Wright Corp	1,217	852,302
Donaldson Co Inc	3,943	365,753

S MidCap Index Fu&P MidCap Index FundPortfolio of Investments (Continued) 2/28/26

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Utilities (3.23%)
Black Hills Corp	2,592	$190,927
Essential Utilities Inc	9,051	361,768
IDACORP Inc	1,908	274,695
National Fuel Gas Co	3,014	274,364
New Jersey Resources Corp	3,297	178,829
Northwestern Energy Group Inc	2,175	152,163
OGE Energy Corp	6,719	330,172
ONE Gas Inc	2,009	175,667
Ormat Technologies Inc	2,058	213,415
Portland General Electric Co	3,906	210,768
Southwest Gas Holdings Inc	2,137	188,419
Spire Inc	2,139	195,954
Talen Energy Corp*	1,524	565,358
TXNM Energy Inc	3,231	190,694
UGI Corp	4,577	171,226
Total Utilities		3,674,419

Total Common Stock (Cost $67,422,666)		113,164,920

Security Description	Shares	Value
United States Treasury Bills (0.44%)
United States Treasury Bill, 0.000%, 03/19/26(a) (Cost $499,101)	500,000	499,143

Total Investments (Cost $67,921,766) (99.98%)		$113,664,063
Other Net Assets (0.02%)		27,152
Net Assets (100.00%)		$113,691,215

*Non-income producing security.

(a)A portion of these securities, a total of $99,829, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2026:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
1 / MAR 2026 / Long / CME	$359,080	$357,790	$(1,290)

S&P SmallCap Index FundPortfolio of Investments (Unaudited) 2/28/26

Security Description	Shares	Value

Common Stock (99.03%)

Basic Materials (4.72%)
Balchem Corp	1,059	$192,134
Celanese Corp	3,573	178,436
Century Aluminum Co*	1,812	93,427
The Chemours Co	5,074	92,550
Eastman Chemical Co	3,898	294,338
Element Solutions Inc	7,711	270,579
FMC Corp	4,076	60,080
Hawkins Inc	679	101,239
HB Fuller Co	1,761	115,733
Ingevity Corp*	1,225	88,237
Innospec Inc	911	69,764
Kaiser Aluminum Corp	606	78,865
Koppers Holdings Inc	801	30,278
Minerals Technologies Inc	1,065	75,210
Quaker Chemical Corp	488	71,751
Rogers Corp*	646	69,658
Sensient Technologies Corp	1,385	140,619
Solstice Advanced Materials Inc	5,396	423,640
Stepan Co	805	40,966
Sylvamo Corp	1,246	57,690
Total Basic Materials		2,545,194

Communications (5.10%)
A10 Networks Inc	2,694	51,886
Angi Inc*	1,449	11,273
Cable One Inc	191	18,326

Security Description	Shares	Value
Calix Inc*	2,139	$110,736
Cargurus Inc*	2,767	84,947
Cars.com Inc*	2,248	19,198
Cogent Communications Holdings Inc	1,530	28,703
ePlus Inc	895	72,191
Etsy Inc*	3,234	177,482
Extreme Networks Inc*	4,783	66,866
Gogo Inc*	2,174	9,196
Harmonic Inc*	4,401	46,783
HealthStream Inc	938	19,914
IAC Inc*	2,368	90,742
InterDigital Inc	842	308,618
Iridium Communications Inc	3,884	93,022
Liquidity Services Inc*	810	25,604
Lumen Technologies Inc*	30,810	219,059
Q2 Holdings Inc*	2,079	100,041
QuinStreet Inc*	2,158	25,292
Scholastic Corp	975	33,901
Shenandoah Telecommunications Co	1,790	24,398
Sprinklr Inc*	4,052	23,583
TEGNA Inc	5,250	109,988
Telephone and Data Systems Inc	3,207	143,513
TripAdvisor Inc*	4,275	43,220
Uniti Group Inc*	5,748	42,075
Upwork Inc*	4,524	60,712
Versant Media Group Inc*	4,953	165,034
Viasat Inc*	4,558	208,665
Viavi Solutions Inc*	7,579	225,172

Security Description	Shares	Value
Yelp Inc*	1,955	$43,577
Ziff Davis Inc*	1,562	42,299
Total Communications		2,746,016

Consumer, Cyclical (14.86%)
Academy Sports & Outdoors Inc	2,389	143,651
Acushnet Holdings Corp	949	97,111
Adient PLC*	2,681	65,202
Advance Auto Parts Inc	2,150	114,316
Allegiant Travel Co*	458	46,785
American Eagle Outfitters Inc	5,365	131,818
Asbury Automotive Group Inc*	641	137,033
BJ’s Restaurants Inc*	847	32,178
Bloomin’ Brands Inc	2,953	18,072
Boot Barn Holdings Inc*	997	188,652
Brinker International Inc*	1,450	214,890
The Buckle Inc	1,123	60,137
Caesars Entertainment Inc*	6,925	173,471
Callaway Golf Co*	5,130	72,128
CarMax Inc*	5,095	219,951
Carter’s Inc	1,381	46,333
Cavco Industries Inc*	258	148,933
Central Garden & Pet Co*	1,773	61,239
Century Communities Inc	842	56,608
Champion Homes Inc*	1,958	183,034
The Cheesecake Factory Inc	1,656	107,276
Cinemark Holdings Inc	3,625	102,370
Cracker Barrel Old Country Store Inc	828	27,092

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Corcept Therapeutics Inc*	3,060	$109,242
CoreCivic Inc*	3,562	62,976
CorVel Corp*	1,005	51,838
Covista Inc*	1,173	114,954
Cytek Biosciences Inc*	4,159	18,632
Deluxe Corp	1,636	45,399
Edgewell Personal Care Co	1,894	43,070
Embecta Corp	2,125	21,803
Enovis Corp*	2,144	54,608
EVERTEC Inc	2,422	68,567
Fortrea Holdings Inc*	3,082	33,039
Fresh Del Monte Produce Inc	1,267	54,392
The GEO Group Inc*	5,057	76,057
Glaukos Corp*	2,015	242,605
Grocery Outlet Holding Corp*	3,620	35,766
Harmony Biosciences Holdings Inc*	1,410	40,241
Healthcare Services Group Inc*	2,715	59,106
Hertz Global Holdings Inc*	4,505	20,453
ICU Medical Inc*	854	128,595
Indivior Pharmaceuticals Inc*	4,174	136,573
Innoviva Inc*	2,079	47,734
Insperity Inc	1,199	26,630
Inspire Medical Systems Inc*	878	56,640
Integer Holdings Corp*	1,246	108,003
Integra LifeSciences Holdings Corp*	2,605	29,645
Interparfums Inc	650	65,507
J & J Snack Foods Corp	606	52,758
John B Sanfilippo & Son Inc	404	33,374
John Wiley & Sons Inc	1,609	49,911
Korn Ferry	1,707	106,978
Krystal Biotech Inc*	840	231,538
Legalzoom.com Inc*	3,643	25,610
LeMaitre Vascular Inc	707	76,483
Ligand Pharmaceuticals Inc*	684	135,644
ManpowerGroup Inc	1,571	43,941
MarketAxess Holdings Inc	1,244	238,848
Matthews International Corp	1,194	31,557
Merit Medical Systems Inc*	1,932	149,112
Mister Car Wash Inc*	3,644	25,945
Monro Inc	1,416	30,486
Myriad Genetics Inc*	3,903	17,993
National Beverage Corp*	883	32,097
National HealthCare Corp	420	68,670
Neogen Corp*	7,336	82,383
NeoGenomics Inc*	5,020	49,347
Omnicell Inc*	1,559	64,075
Organon & Co	9,570	69,765
Pacira BioSciences Inc*	1,566	34,311
Payoneer Global Inc*	9,883	42,695
Pediatrix Medical Group Inc*	3,218	63,877

Security Description	Shares	Value
SkyWest Inc*	1,317	$137,073
Sonic Automotive Inc	556	34,872
Sonos Inc*	3,945	60,753
Standard Motor Products Inc	766	30,395
Steven Madden Ltd	2,616	94,438
Sun Country Airlines Holdings Inc*	1,810	35,621
Tri Pointe Homes Inc*	2,855	132,187
Under Armour Inc* - Class A	6,107	45,314
Under Armour Inc* - Class C	3,858	27,893
UniFirst Corp	496	116,471
United Parks & Resorts Inc*	933	32,459
Urban Outfitters Inc*	1,755	116,181
Victoria’s Secret & Co*	2,606	163,396
The Wendy’s Co	5,370	41,134
Winnebago Industries Inc	1,130	45,076
Wolverine World Wide Inc	2,980	52,657
XPEL Inc*	828	35,289
Total Consumer, Cyclical		8,006,077

Consumer, Non-Cyclical (16.57%)
ABM Industries Inc	2,031	90,380
Acadia Healthcare Co Inc*	3,074	72,055
ACADIA Pharmaceuticals Inc*	4,462	109,587
AdaptHealth Corp*	3,607	33,004
Addus HomeCare Corp*	681	70,504
ADMA Biologics Inc*	8,568	133,404
ADT Inc	16,907	135,594
Alarm.com Holdings Inc*	1,807	86,465
Alkermes PLC*	5,387	162,149
AMN Healthcare Services Inc*	1,437	27,993
Amneal Pharmaceuticals Inc*	5,734	79,187
Amphastar Pharmaceuticals Inc*	1,482	29,981
The Andersons Inc	1,254	81,874
ANI Pharmaceuticals Inc*	626	46,261
Apellis Pharmaceuticals Inc*	3,617	75,812
Arcus Biosciences Inc*	2,383	48,542
Arlo Technologies Inc*	3,668	57,551
Artivion Inc*	1,472	56,672
Astrana Health Inc*	1,622	32,975
Avanos Medical Inc*	2,108	29,723
Azenta Inc*	1,385	37,367
BioLife Solutions Inc*	1,405	34,001
BrightSpring Health Services Inc*	3,870	160,334
Cal-Maine Foods Inc	1,512	131,710
Catalyst Pharmaceuticals Inc*	3,906	90,150
Certara Inc*	4,198	29,722
The Chefs’ Warehouse Inc*	1,338	95,520
Collegium Pharmaceutical Inc*	1,069	44,545
Concentra Group Holdings Parent Inc	3,319	79,523
CONMED Corp	1,202	55,292

Security Description	Shares	Value
Dana Inc	3,980	$136,275
Dauch Corporation*	4,591	30,301
Dave & Buster’s Entertainment Inc*	1,126	16,575
Dorman Products Inc*	906	106,781
Dream Finders Homes Inc*	1,080	19,516
Ethan Allen Interiors Inc	836	19,044
Fox Factory Holding Corp*	1,574	26,506
Freshpet Inc*	1,656	139,849
Gentherm Inc*	1,122	36,768
G-III Apparel Group Ltd	1,257	38,452
Golden Entertainment Inc	829	23,958
Green Brick Partners Inc*	1,088	80,142
Group 1 Automotive Inc	413	134,531
HNI Corp	1,672	75,173
Installed Building Products Inc	744	243,853
Interface Inc	1,976	62,224
JetBlue Airways Corp*	9,850	54,569
Kohl’s Corp	4,034	66,037
Kontoor Brands Inc	1,668	108,770
La-Z-Boy Inc	1,503	53,687
LCI Industries	823	109,624
Leggett & Platt Inc	4,913	57,384
LGI Homes Inc*	739	38,354
LKQ Corp	8,665	286,896
M/I Homes Inc*	861	122,400
Madison Square Garden Sports Corp*	607	201,318
MarineMax Inc*	678	20,679
Marriott Vacations Worldwide Corp	943	61,304
Meritage Homes Corp	2,322	175,125
MillerKnoll Inc	2,433	49,001
Monarch Casino & Resort Inc	483	46,416
National Vision Holdings Inc*	2,998	80,856
Newell Brands Inc	15,586	70,916
OneSpaWorld Holdings Ltd	3,451	74,300
OPENLANE Inc*	3,872	110,391
Oxford Industries Inc	559	22,131
Papa John’s International Inc	1,274	39,940
Patrick Industries Inc	1,086	134,436
PC Connection Inc	428	26,087
Penn Entertainment Inc*	4,585	71,709
Phinia Inc	1,320	95,872
PriceSmart Inc	856	132,355
Pursuit Attractions and Hospitality Inc*	790	27,460
Red Rock Resorts Inc	1,700	102,935
Resideo Technologies Inc*	4,466	172,834
Rush Enterprises Inc	1,998	141,798
Sabre Corp*	13,395	15,806
Sally Beauty Holdings Inc*	3,359	53,979
ScanSource Inc*	746	27,438
Shake Shack Inc*	1,313	126,061
Signet Jewelers Ltd	1,342	129,087
Six Flags Entertainment Corp*	3,446	58,685

S&P SmallCap Index FundPortfolio of Investments (Continued) 2/28/26

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
First Interstate BancSystem Inc	3,112	$107,706
Fulton Financial Corp	5,943	121,534
Hanmi Financial Corp	1,174	30,653
Heritage Financial Corp	1,300	34,333
Hilltop Holdings Inc	1,497	56,033
Hope Bancorp Inc	4,715	53,091
Independent Bank Corp	1,553	121,243
Lakeland Financial Corp	996	57,858
National Bank Holdings Corp	1,406	56,226
NBT Bancorp Inc	1,842	78,690
OFG Bancorp	1,678	67,254
Park National Corp	466	76,671
Pathward Financial Inc	770	69,908
Preferred Bank	415	36,404
Renasant Corp	3,242	122,061
S&T Bancorp Inc	1,494	62,464
Seacoast Banking Corp of Florida	2,946	91,680
ServisFirst Bancshares Inc	1,639	132,775
Simmons First National Corp	4,593	91,447
Southside Bancshares Inc	1,075	33,669
Stellar Bancorp Inc	1,704	64,173
Tompkins Financial Corp	472	36,207
Triumph Financial Inc*	855	47,760
TrustCo Bank Corp NY	742	32,181
Trustmark Corp	2,211	94,166
United Community Banks Inc	3,964	127,522
Walker & Dunlop Inc	1,172	53,924
Westamerica BanCorp	864	43,762
		3,879,335
Diversified Financial Service (4.28%)
Acadian Asset Management Inc	899	48,420
Air Lease Corp	3,428	222,272
Artisan Partners Asset Management Inc	2,539	102,271
BGC Group Inc	11,907	113,355
Bread Financial Holdings Inc	1,555	110,187
Cohen & Steers Inc	1,012	67,672
Enact Holdings Inc	1,038	43,430
Encore Capital Group Inc*	902	61,598
Enova International Inc*	816	113,465
EZCORP Inc*	1,966	52,158
Moelis & Co	2,420	143,651
Navient Corp	2,615	22,986
Piper Sandler Cos	542	160,188
PJT Partners Inc	866	127,891
PRA Group Inc*	1,730	27,248
Radian Group Inc	4,420	152,578
StepStone Group Inc	2,167	93,484
StoneX Group Inc*	1,583	201,833
Victory Capital Holdings Inc	1,713	118,505
Virtu Financial Inc	2,594	107,418
Virtus Investment Partners Inc	259	35,835

Security Description	Shares	Value
Crescent Energy Co	7,995	$93,222
CVR Energy Inc*	1,024	24,740
DNOW Inc*	6,406	75,463
Enphase Energy Inc*	4,313	182,311
Helix Energy Solutions Group Inc*	5,581	51,289
Helmerich & Payne Inc	3,561	125,418
Innovex International Inc*	1,307	34,439
Kinetik Holdings Inc	1,489	67,735
Kodiak Gas Services Inc	2,191	119,563
Liberty Energy Inc	5,483	154,017
Magnolia Oil & Gas Corp	6,047	168,228
Noble Corp PLC	4,260	193,532
Northern Oil & Gas Inc	3,288	90,716
Oceaneering International Inc*	3,377	119,884
Par Pacific Holdings Inc*	1,852	79,025
Patterson-UTI Energy Inc	11,683	99,422
Peabody Energy Corp	3,968	125,151
REX American Resources Corp*	1,130	40,183
SM Energy Co	7,662	177,222
SolarEdge Technologies Inc*	2,118	74,977
SunCoke Energy Inc	3,134	17,864
Sunrun Inc*	7,530	99,773
Talos Energy Inc*	4,854	59,462
Tidewater Inc*	1,654	131,361
Warrior Met Coal Inc	1,784	148,500
Total Energy		3,250,705

Financial (24.14%)
Banks (7.20%)
Ameris Bancorp	2,095	162,698
Atlantic Union Bankshares Corp	4,838	179,296
BancFirst Corp	707	77,770
The Bancorp Inc*	1,496	78,525
Bank of Hawaii Corp	1,297	98,274
BankUnited Inc	2,543	118,758
Banner Corp	1,249	73,504
Cathay General Bancorp	2,318	115,228
Central Pacific Financial Corp	989	31,500
City Holding Co	520	62,384
Community Financial System Inc	1,782	107,900
Customers Bancorp Inc*	1,055	71,149
CVB Financial Corp	4,652	89,458
Dime Community Bancshares Inc	1,423	46,034
Eagle Bancorp Inc	1,094	27,842
FB Financial Corp	1,366	74,707
First BanCorp/Puerto Rico	5,202	109,918
First Bancorp/Southern Pines NC	1,487	84,447
First Commonwealth Financial Corp	3,985	69,857
First Financial Bancorp	3,491	97,992
First Hawaiian Inc	4,067	100,699

Security Description	Shares	Value
Perdoceo Education Corp	1,992	$66,433
Perrigo Co PLC	4,572	60,442
Phibro Animal Health Corp	691	37,722
Prestige Consumer Healthcare Inc*	1,606	111,296
Privia Health Group Inc*	3,773	89,609
PROG Holdings Inc	1,449	51,019
Progyny Inc*	2,753	48,701
Protagonist Therapeutics Inc*	1,908	175,689
PTC Therapeutics Inc*	2,710	184,795
Quanex Building Products Corp	1,564	32,109
QuidelOrtho Corp*	2,086	47,436
RadNet Inc*	2,361	164,821
Reynolds Consumer Products Inc	1,856	46,047
Robert Half Inc	3,263	79,682
Sarepta Therapeutics Inc*	3,313	55,526
Select Medical Holdings Corp	4,113	61,572
Sezzle Inc*	582	42,457
The Simply Good Foods Co*	3,498	59,676
STAAR Surgical Co*	1,830	36,417
Strategic Education Inc	889	73,147
Stride Inc*	1,405	118,554
Supernus Pharmaceuticals Inc*	1,830	100,156
Tandem Diabetes Care Inc*	2,401	60,745
Teleflex Inc	1,442	176,011
TG Therapeutics Inc*	4,428	133,239
Tootsie Roll Industries Inc	667	28,167
TransMedics Group Inc*	1,112	161,529
UFP Technologies Inc*	284	59,805
United Natural Foods Inc*	2,056	78,560
Universal Corp	960	51,581
Upbound Group Inc	1,962	42,085
US Physical Therapy Inc	588	48,780
Veracyte Inc*	2,846	104,135
Vericel Corp*	1,713	61,120
Verra Mobility Corp*	5,726	95,681
Vestis Corp	3,804	29,937
Vir Biotechnology Inc*	3,582	32,560
Vital Farms Inc*	1,268	26,742
WD-40 Co	459	109,334
WillScot Holdings Corp	5,777	124,841
Xencor Inc*	2,742	35,015
Total Consumer, Non-Cyclical		8,930,523

Energy (6.03%)
Alpha Metallurgical Resources Inc*	372	60,506
Archrock Inc	5,711	201,768
Atlas Energy Solutions Inc	2,364	22,765
Bristow Group Inc*	892	42,548
California Resources Corp	2,605	153,278
Comstock Resources Inc*	2,582	50,633
Core Laboratories Inc	1,586	27,898
Core Natural Resources Inc	1,679	137,812

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
American Woodmark Corp*	608	$30,461
Apogee Enterprises Inc	856	34,086
ArcBest Corp	822	84,387
Arcosa Inc	1,600	171,968
Armstrong World Industries Inc	1,411	244,809
Astec Industries Inc	833	51,721
AZZ Inc	979	133,124
Badger Meter Inc	961	146,485
Benchmark Electronics Inc	1,219	70,470
Boise Cascade Co	1,351	111,782
Brady Corp	1,428	131,862
Cactus Inc	2,436	131,544
Casella Waste Systems Inc*	2,081	193,866
CSW Industrials Inc	548	161,293
CTS Corp	989	52,081
Dorian LPG Ltd	1,330	49,197
DXP Enterprises Inc*	429	59,404
Energizer Holdings Inc	1,982	42,791
Enerpac Tool Group Corp	1,988	81,110
Enpro Inc	687	177,693
Enviri Corp*	3,023	57,225
ESCO Technologies Inc	842	233,478
Everus Construction Group Inc*	1,664	201,128
Federal Signal Corp	1,984	230,997
Forward Air Corp*	746	18,866
Franklin Electric Co Inc	1,248	124,326
Frontdoor Inc*	2,377	162,991
Gates Industrial Corp PLC*	8,788	242,285
Gibraltar Industries Inc*	1,002	45,571
Granite Construction Inc	1,429	192,143
The Greenbrier Cos Inc	1,048	59,128
Griffon Corp	1,327	113,113
Hayward Holdings Inc*	6,802	108,832
Hub Group Inc	2,220	95,615
Ichor Holdings Ltd*	1,323	62,909
Insteel Industries Inc	659	24,568
International Seaways Inc	1,374	103,778
Itron Inc*	1,492	140,173
JBT Marel Corp	1,688	259,952
Kadant Inc	425	144,147
Kennametal Inc	2,738	110,287
Knowles Corp*	3,123	84,852
Lindsay Corp	425	57,248
Marten Transport Ltd	2,137	29,042
Masterbrand Inc*	4,962	50,215
Materion Corp	747	121,806
Matson Inc	1,037	172,277
Mercury Systems Inc*	1,838	163,637
Metallus Inc*	1,220	20,740
Mirion Technologies Inc*	8,164	176,424
Mohawk Industries Inc*	1,758	220,225
Moog Inc	927	312,795
Mueller Water Products Inc	5,332	159,587
MYR Group Inc*	506	136,600
O-I Glass Inc*	5,632	75,469
OSI Systems Inc*	535	152,582

Security Description	Shares	Value
Franklin BSP Realty Trust Inc	3,116	$28,449
Getty Realty Corp	1,834	60,192
Global Net Lease Inc	5,985	56,379
Highwoods Properties Inc	3,527	79,322
Innovative Industrial Properties Inc	1,070	56,667
JBG SMITH Properties	2,014	30,633
Kennedy-Wilson Holdings Inc	4,615	50,211
KKR Real Estate Finance Trust Inc	2,207	15,339
LTC Properties Inc	1,681	66,702
LXP Industrial Trust	1,930	95,651
The Macerich Co	8,435	172,664
Marcus & Millichap Inc	879	23,214
Medical Properties Trust Inc	16,086	92,655
Millrose Properties Inc	5,260	164,954
NexPoint Residential Trust Inc	954	26,893
Outfront Media Inc	4,993	143,848
Pebblebrook Hotel Trust	3,747	48,074
PennyMac Mortgage Investment Trust	3,307	40,544
Phillips Edison & Co Inc	4,099	161,009
Redwood Trust Inc	5,524	33,420
Ryman Hospitality Properties Inc	2,149	212,214
Safehold Inc	1,280	20,659
SL Green Realty Corp	2,317	85,381
The St Joe Co	1,443	104,141
Summit Hotel Properties Inc	5,009	22,591
Sunstone Hotel Investors Inc	7,281	67,568
Tanger Inc	4,012	148,685
Terreno Realty Corp	3,371	222,688
Two Harbors Investment Corp	3,852	39,791
Urban Edge Properties	4,105	87,231
Veris Residential Inc	3,077	58,001
Xenia Hotels & Resorts Inc	3,252	49,691
		4,249,032
Savings&Loans (1.37%)
Axos Financial Inc*	1,923	166,953
Banc of California Inc	4,597	84,907
Beacon Financial Corp	3,072	91,361
Capitol Federal Financial Inc	4,612	33,114
Northwest Bancshares Inc	4,974	61,926
Provident Financial Services Inc	4,263	89,694
WaFd Inc	2,879	89,710
WSFS Financial Corp	1,862	118,256
		735,921

Total Financial		13,009,768

Industrial (17.62%)
AAR Corp*	1,156	135,449
Alamo Group Inc	375	80,074
Albany International Corp	977	56,324

Security Description	Shares	Value
The Western Union Co	10,965	$105,593
WisdomTree Inc	4,321	73,932
		2,305,970
Insurance (2.76%)
AMERISAFE Inc	707	22,999
Assured Guaranty Ltd	1,460	125,867
Employers Holdings Inc	765	31,633
Genworth Financial Inc*	13,395	113,054
Goosehead Insurance Inc*	884	47,913
HCI Group Inc	329	58,042
Horace Mann Educators Corp	1,381	60,087
Jackson Financial Inc	2,273	248,846
Lincoln National Corp	5,506	188,856
Mercury General Corp	954	86,413
NMI Holdings Inc*	2,531	99,494
Palomar Holdings Inc*	897	110,968
ProAssurance Corp*	1,867	45,835
Safety Insurance Group Inc	576	44,715
SiriusPoint Ltd*	3,428	72,468
Stewart Information Services Corp	950	67,441
Trupanion Inc*	1,300	34,502
United Fire Group Inc	744	28,912
		1,488,045
Investment Companies (0.65%)
Cleanspark Inc*	9,173	91,271
HA Sustainable Infrastructure Capital Inc	4,311	157,438
MARA Holdings Inc*	11,494	102,756
		351,465
Real Estate (7.88%)
Acadia Realty Trust	4,113	86,044
Adamas Trust Inc	2,865	23,608
AH Realty Trust Inc*	3,138	19,613
Alexander & Baldwin Inc	2,836	58,960
American Assets Trust Inc	1,855	36,210
Apollo Commercial Real Estate Finance Inc	4,907	52,014
Apple Hospitality REIT Inc	8,157	100,005
Arbor Realty Trust Inc	7,181	56,945
ARMOUR Residential REIT Inc	2,976	53,419
Blackstone Mortgage Trust Inc	5,204	99,969
CareTrust REIT Inc	7,479	303,797
Centerspace	663	41,703
Curbline Properties Corp	3,500	97,335
Cushman & Wakefield Ltd*	7,831	105,014
DiamondRock Hospitality Co	6,958	69,858
Douglas Emmett Inc	6,121	60,537
Easterly Government Properties Inc	1,500	34,920
Ellington Financial Inc	3,507	43,557
Essential Properties Realty Trust Inc	6,621	224,717
eXp World Holdings Inc	3,302	23,015
Four Corners Property Trust Inc	3,618	92,331

S&P SmallCap Index FundPortfolio of Investments (Continued) 2/28/26

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Plexus Corp*	880	$170,834
Powell Industries Inc	318	166,505
Primoris Services Corp	1,795	270,542
Proto Labs Inc*	801	49,726
Ralliant Corp	3,679	168,829
RXO Inc*	5,000	79,800
Sanmina Corp*	1,739	269,997
Schneider National Inc	1,836	52,106
Sealed Air Corp	4,800	201,024
Standex International Corp	393	102,966
Tennant Co	627	38,266
Trinity Industries Inc	2,744	93,790
Vicor Corp*	777	156,488
Vishay Intertechnology Inc	4,316	80,796
Werner Enterprises Inc	2,031	71,268
World Kinect Corp	2,105	52,520
Worthington Enterprises Inc	1,172	65,644
Worthington Steel Inc	1,108	46,048
Zurn Elkay Water Solutions Corp	5,076	258,774
		9,492,915

Technology (7.70%)
ACI Worldwide Inc*	3,367	133,603
ACM Research Inc*	1,753	97,607
Adeia Inc	3,731	77,194
Agilysys Inc*	839	60,551
Alpha & Omega Semiconductor Ltd*	927	19,476
Amentum Holdings Inc*	4,826	144,153
Axcelis Technologies Inc*	1,025	84,675
BlackLine Inc*	1,702	59,996
Box Inc*	4,726	111,297
Clear Secure Inc	2,831	137,700
Cohu Inc*	1,585	47,867
CSG Systems International Inc	1,009	80,619
Digi International Inc*	1,375	67,128
DigitalOcean Holdings Inc*	2,256	126,471
Diodes Inc*	1,515	103,368
Donnelley Financial Solutions Inc*	986	49,063
DoubleVerify Holdings Inc*	5,089	53,638
DXC Technology Co*	5,933	74,696
FormFactor Inc*	2,516	248,782
Grid Dynamics Holdings Inc*	2,423	16,355
Impinj Inc*	845	103,648
Insight Enterprises Inc*	1,029	85,983

Security Description	Shares	Value
Kulicke & Soffa Industries Inc	1,895	$132,119
LiveRamp Holdings Inc*	2,484	67,490
MaxLinear Inc*	2,880	50,198
N-able Inc*	2,748	12,091
NCR Atleos Corp*	2,638	116,811
NCR Voyix Corp*	5,336	40,767
NetScout Systems Inc*	2,228	65,080
PDF Solutions Inc*	1,090	36,820
Penguin Solutions Inc*	1,860	38,651
Photronics Inc*	2,042	76,432
Pitney Bowes Inc	5,044	54,122
Power Integrations Inc	1,862	89,227
Progress Software Corp*	1,571	65,793
Qorvo Inc*	2,751	228,058
RingCentral Inc	2,598	94,697
Schrodinger Inc/United States*	2,104	25,374
Semtech Corp*	2,827	255,052
SiTime Corp*	740	294,431
SPS Commerce Inc*	1,237	69,903
Teradata Corp*	3,208	101,020
Ultra Clean Holdings Inc*	1,539	93,387
Veeco Instruments Inc*	2,042	62,404
Waystar Holding Corp*	3,829	98,214
Total Technology		4,152,011

Utilities (2.29%)
American States Water Co	1,381	102,926
Avista Corp	2,926	118,854
California Water Service Group	1,944	87,636
Chesapeake Utilities Corp	832	113,127
Clearway Energy Inc - Class A	1,351	48,663
Clearway Energy Inc - Class C	2,827	108,302
H2O America	1,162	62,504
Hawaiian Electric Industries Inc*	5,687	88,092
MDU Resources Group Inc	6,668	137,894
MGE Energy Inc	1,240	101,705
Middlesex Water Co	674	36,396
Northwest Natural Holding Co	1,515	80,356
Otter Tail Corp	1,367	116,332
Unitil Corp	603	31,543
Total Utilities		1,234,330

Total Common Stock (Cost $38,478,210)		53,367,539

Security Description	Shares	Value
United States Treasury Bills (0.92%)
United States Treasury Bill, 0.000%, 03/19/26(a) (Cost $499,100)	500,000	499,143

Right (0.00%)
OmniAb Inc - 15*,(b)	401	—
OmniAb Inc - 12.5*,(b)	401	—
Total Right (Cost $0)		—

Total Investments (Cost $38,977,310) (99.95%)		$53,866,682
Other Net Assets (0.05%)		25,307
Net Assets (100.00%)		$53,891,989

*Non-income producing security.

(a)A portion of these securities, a total of $99,829, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at February 28, 2026:
Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 E-MINI	Notional Amount	Value	Unrealized Depreciation
3 / MAR 2026 / Long / CME	$400,175	$395,205	$(4,970)

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) 2/28/26

Security Description	Shares	Value

Common Stock (86.50%)

Basic Materials (2.11%)
CF Industries Holdings Inc(a)	89,700	$8,928,738
Linde PLC(a)	20,600	10,466,448
Nucor Corp(a)	16,700	2,953,896
Total Basic Materials		22,349,082

Communications (16.87%)
Alphabet Inc(a)	89,900	28,027,224
Amazon.com Inc*,(a)	75,900	15,939,000
Arista Networks Inc*,(a)	147,900	19,744,650
AT&T Inc(a)	198,400	5,557,184
Booking Holdings Inc(a)	1,600	6,782,960
Cisco Systems Inc(a)	84,100	6,682,586
Comcast Corp(a)	435,400	13,479,984
eBay Inc(a)	56,900	5,169,934
Meta Platforms Inc(a)	40,200	26,056,836
Netflix Inc*,(a)	143,000	13,762,320
Palo Alto Networks Inc*,(a)	67,400	10,037,208
T-Mobile US Inc(a)	7,700	1,671,593
Uber Technologies Inc*,(a)	46,800	3,529,656
Verizon Communications Inc(a)	60,700	3,043,498
Versant Media Group Inc*,(a)	17,416	580,301
The Walt Disney Co(a)	179,800	19,065,992
Total Communications		179,130,926

Consumer, Cyclical (9.05%)
Amerityre Corp*,#	20,000,000	760,000
AutoZone Inc*,(a)	1,400	5,257,812
Chipotle Mexican Grill Inc*,(a)	154,000	5,731,880
Costco Wholesale Corp(a)	4,800	4,851,792
Cummins Inc(a)	6,100	3,561,607
Deckers Outdoor Corp*,(a)	29,400	3,447,738
Domino’s Pizza Inc(a)	1,900	764,769
DR Horton Inc(a)	33,000	5,292,870
Fastenal Co(a)	61,400	2,826,856
General Motors Co(a)	112,200	8,831,262
Hilton Worldwide Holdings Inc(a)	9,200	2,868,376
The Home Depot Inc(a)	29,500	11,231,240
NIKE Inc(a)	22,100	1,374,178
O’Reilly Automotive Inc*,(a)	61,000	5,726,680
Target Corp(a)	12,700	1,445,133
Tesla Inc*,(a)	19,400	7,808,694
The TJX Cos Inc(a)	39,400	6,369,404
Ulta Beauty Inc*,(a)	15,000	10,271,850
Walmart Inc(a)	60,000	7,677,000
Total Consumer, Cyclical		96,099,141

Security Description	Shares	Value
Consumer, Non-Cyclical (11.90%)
Abbott Laboratories(a)	46,300	$5,387,005
AbbVie Inc(a)	2,200	510,576
Amgen Inc(a)	8,300	3,221,728
Automatic Data Processing Inc(a)	6,500	1,393,340
Bristol-Myers Squibb Co(a)	221,200	13,796,244
Centene Corp*,(a)	42,800	1,920,864
The Coca-Cola Co(a)	36,100	2,944,316
Colgate-Palmolive Co(a)	40,000	3,965,600
Constellation Brands Inc(a)	15,100	2,383,686
CVS Health Corp(a)	94,100	7,518,590
Eli Lilly & Co(a)	12,400	13,044,676
Global Payments Inc(a)	19,500	1,490,970
The Hershey Co(a)	18,700	4,418,436
Humana Inc(a)	11,200	2,134,048
Intuitive Surgical Inc*,(a)	20,600	10,372,306
Johnson & Johnson(a)	18,700	4,645,641
Merck & Co Inc(a)	81,300	10,066,566
Molson Coors Beverage Co(a)	34,100	1,670,559
Monster Beverage Corp*,(a)	72,300	6,167,190
PayPal Holdings Inc(a)	113,300	5,235,593
Pfizer Inc(a)	119,900	3,315,235
The Procter & Gamble Co(a)	14,700	2,457,840
Regeneron Pharmaceuticals Inc(a)	5,500	4,299,185
S&P Global Inc(a)	500	220,940
Stryker Corp(a)	6,200	2,402,252
Thermo Fisher Scientific Inc(a)	4,500	2,344,995
UnitedHealth Group Inc(a)	20,600	6,041,362
Vertex Pharmaceuticals Inc*,(a)	5,900	2,931,297
Total Consumer, Non-Cyclical		126,301,040

Energy (2.69%)
Chevron Corp(a)	29,400	5,490,744
ConocoPhillips(a)	59,000	6,694,140
Devon Energy Corp(a)	58,500	2,546,505
Exxon Mobil Corp(a)	61,700	9,409,250
Halliburton Co(a)	124,000	4,464,000
Total Energy		28,604,639

Financial (12.08%)
Banks (4.50%)
Bank of America Corp(a)	127,900	6,373,257
Citigroup Inc(a)	116,300	12,815,097
The Goldman Sachs Group Inc(a)	13,900	11,948,023
JPMorgan Chase & Co(a)	24,900	7,477,470
The PNC Financial Services Group Inc(a)	20,500	4,353,175
Truist Financial Corp(a)	83,700	4,127,247
Wells Fargo & Co(a)	8,800	716,760
		47,811,029

Security Description	Shares	Value
Diversified Financial Service (3.52%)
American Express Co(a)	38,000	$11,738,200
The Charles Schwab Corp(a)	94,800	9,024,960
Mastercard Inc(a)	31,200	16,136,952
Nasdaq Inc(a)	6,000	525,480
		37,425,592
Insurance (2.38%)
Berkshire Hathaway Inc*,(a)	16,900	8,533,655
The Progressive Corp(a)	23,400	4,999,644
The Travelers Cos Inc(a)	38,100	11,759,184
		25,292,483
Real Estate (1.67%)
American Tower Corp(a)	4,600	882,556
CBRE Group Inc*,(a)	88,300	13,038,378
Iron Mountain Inc(a)	24,000	2,599,920
Prologis Inc(a)	5,600	798,392
Simon Property Group Inc(a)	2,200	448,470
		17,767,716

Total Financial		128,296,820

Industrial (7.12%)
Amphenol Corp(a)	41,900	6,119,914
The Boeing Co*,(a)	10,800	2,457,324
Caterpillar Inc(a)	21,100	15,673,713
Deere & Co(a)	9,500	5,982,245
General Dynamics Corp(a)	11,000	3,927,550
Ingersoll Rand Inc(a)	64,100	6,034,374
Norfolk Southern Corp(a)	5,000	1,573,700
RTX Corp(a)	36,200	7,334,844
Trane Technologies PLC(a)	36,700	16,967,144
Union Pacific Corp(a)	19,800	5,246,604
Waste Management Inc(a)	17,600	4,238,784
Total Industrial		75,556,196

Technology (22.20%)
Accenture PLC(a)	35,300	7,367,816
Adobe Inc*,(a)	15,100	3,962,391
Advanced Micro Devices Inc*,(a)	54,100	10,831,361
Apple Inc(a)	70,100	18,519,018
Broadcom Inc(a)	72,400	23,135,420
Cadence Design Systems Inc*,(a)	33,700	10,157,180
Crowdstrike Holdings Inc*,(a)	7,200	2,678,256
Fidelity National Information Services Inc(a)	17,900	912,184
Gartner Inc*,(a)	7,900	1,241,880
Hewlett Packard Enterprise Co(a)	244,000	5,238,680
International Business Machines Corp(a)	37,800	9,079,938
Intuit Inc(a)	12,100	4,949,263

Shelton Equity Income FundPortfolio of Investments (Continued) 2/28/26

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value
Jack Henry & Associates Inc(a)	600	$97,476
Lam Research Corp(a)	42,800	10,010,492
Leidos Holdings Inc(a)	26,400	4,622,640
Micron Technology Inc(a)	40,300	16,618,511
Microsoft Corp(a)	58,000	22,778,920
MSCI Inc(a)	3,300	1,887,039
NetApp Inc(a)	101,500	10,051,545
NVIDIA Corp(a)	194,400	34,445,736
NXP Semiconductors NV(a)	52,400	11,895,324
Oracle Corp(a)	36,300	5,278,020
Salesforce Inc(a)	58,200	11,336,778
ServiceNow Inc*,(a)	33,000	3,564,330
Skyworks Solutions Inc(a)	16,900	1,006,902
Synopsys Inc*,(a)	1,000	414,000
Texas Instruments Inc(a)	17,400	3,690,714
Total Technology		235,771,814

Security Description	Shares	Value
Utilities (2.49%)
American Water Works Co Inc(a)	21,700	$2,951,851
Constellation Energy Corp(a)	34,200	11,281,896
NextEra Energy Inc(a)	68,100	6,385,737
NRG Energy Inc(a)	14,500	2,594,920
Vistra Corp(a)	18,400	3,199,576
Total Utilities		26,413,980

Total Common Stock (Cost $926,117,361)		918,523,638

Exchange-Traded Funds (4.02%)
Shelton Equity Premium Income ETF (Cost $42,748,387)	1,642,500	42,622,875

Security Description	Shares	Value
United States Treasury Bills (9.21%)
United States Treasury Bill, 0.000%, 03/19/26 (Cost $97,824,373)	98,000,000	$97,831,977

Total Investments (Cost $1,066,690,120) (99.73%)		1,058,978,490
Other Net Assets (0.27%)		2,855,513
Net Assets (100.00%)		$1,061,834,003

*Non-income producing security.

#Security is illiquid. Aggregate value of illiquid securities is $710,000.

(a)A portion of these securities, a total of $917,763,638, have been pledged or segregated in connection with obligations for futures contracts.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	03/20/2026	(243)	$120.00	$2,916,000	$(24,300)
AbbVie Inc	03/20/2026	(22)	225.00	495,000	(20,790)
Accenture PLC	03/20/2026	(90)	300.00	2,700,000	(225)
Adobe Inc	03/20/2026	(20)	280.00	560,000	(14,420)
Advanced Micro Devices Inc	03/20/2026	(100)	220.00	2,200,000	(34,500)
Alphabet Inc	03/20/2026	(280)	320.00	8,960,000	(162,400)
Amazon.com Inc	03/20/2026	(200)	215.00	4,300,000	(91,000)
American Express Co	03/20/2026	(105)	345.00	3,622,500	(17,430)
American Tower Corp	03/20/2026	(15)	190.00	285,000	(7,875)
American Water Works Co Inc	03/20/2026	(50)	135.00	675,000	(17,500)
Amgen Inc	03/20/2026	(83)	380.00	3,154,000	(124,500)
Amphenol Corp	03/20/2026	(81)	155.00	1,255,500	(25,191)
Apple Inc	03/20/2026	(240)	280.00	6,720,000	(34,080)
Arista Networks Inc	03/20/2026	(325)	140.00	4,550,000	(130,000)
AT&T Inc	03/20/2026	(540)	28.00	1,512,000	(31,320)
Automatic Data Processing Inc	03/20/2026	(15)	280.00	420,000	(1,650)
AutoZone Inc	03/20/2026	(3)	3,760.00	1,128,000	(45,180)
Bank of America Corp	03/20/2026	(275)	52.50	1,443,750	(12,100)
Berkshire Hathaway Inc	03/20/2026	(90)	510.00	4,590,000	(64,350)
The Boeing Co	03/20/2026	(108)	245.00	2,646,000	(16,956)
Booking Holdings Inc	03/20/2026	(5)	5,400.00	2,700,000	(4,325)
Bristol-Myers Squibb Co	03/20/2026	(850)	55.00	4,675,000	(624,750)
Broadcom Inc	03/20/2026	(100)	340.00	3,400,000	(116,000)
Cadence Design Systems Inc	03/20/2026	(65)	310.00	2,015,000	(35,750)
Caterpillar Inc	03/20/2026	(40)	770.00	3,080,000	(56,520)
CBRE Group Inc	03/20/2026	(225)	155.00	3,487,500	(42,750)
Centene Corp	03/20/2026	(100)	50.00	500,000	(3,100)
CF Industries Holdings Inc	03/20/2026	(140)	85.00	1,190,000	(189,280)
The Charles Schwab Corp	03/20/2026	(300)	100.00	3,000,000	(27,300)
Chevron Corp	03/20/2026	(75)	190.00	1,425,000	(28,875)
Chipotle Mexican Grill Inc	03/20/2026	(200)	40.00	800,000	(6,800)
Cisco Systems Inc	03/20/2026	(275)	80.00	2,200,000	(45,375)
Citigroup Inc	03/20/2026	(300)	110.00	3,300,000	(129,000)
The Coca-Cola Co	03/20/2026	(250)	82.50	2,062,500	(20,500)
Colgate-Palmolive Co	05/15/2026	(150)	95.00	1,425,000	(97,500)
Comcast Corp	04/17/2026	(1,000)	32.50	3,250,000	(63,000)
ConocoPhillips	03/20/2026	(265)	120.00	3,180,000	(44,520)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Constellation Brands Inc	03/20/2026	(25)	$155.00	$387,500	$(14,500)
Constellation Energy Corp	03/20/2026	(65)	340.00	2,210,000	(67,145)
Costco Wholesale Corp	03/20/2026	(15)	1,030.00	1,545,000	(30,630)
Crowdstrike Holdings Inc	03/20/2026	(15)	415.00	622,500	(8,910)
Cummins Inc	03/20/2026	(25)	610.00	1,525,000	(20,825)
CVS Health Corp	03/20/2026	(450)	82.50	3,712,500	(51,750)
Deckers Outdoor Corp	04/17/2026	(55)	130.00	715,000	(11,550)
Deere & Co	03/20/2026	(35)	645.00	2,257,500	(36,225)
Devon Energy Corp	03/20/2026	(140)	42.50	595,000	(31,500)
Domino’s Pizza Inc	03/20/2026	(5)	420.00	210,000	(1,875)
DR Horton Inc	03/20/2026	(70)	175.00	1,225,000	(9,940)
eBay Inc	03/20/2026	(175)	92.50	1,618,750	(33,425)
Eli Lilly & Co	03/20/2026	(35)	1,060.00	3,710,000	(110,215)
Exxon Mobil Corp	03/20/2026	(160)	155.00	2,480,000	(65,120)
Fastenal Co	03/20/2026	(175)	45.00	787,500	(32,375)
Fidelity National Information Services Inc	03/20/2026	(20)	52.50	105,000	(2,000)
Gartner Inc	04/17/2026	(20)	190.00	380,000	(5,600)
General Dynamics Corp	03/20/2026	(50)	360.00	1,800,000	(45,000)
General Motors Co	03/20/2026	(220)	82.50	1,815,000	(21,120)
Global Payments Inc	04/17/2026	(40)	85.00	340,000	(5,000)
The Goldman Sachs Group Inc	03/20/2026	(40)	960.00	3,840,000	(14,000)
Halliburton Co	03/20/2026	(380)	36.00	1,368,000	(52,820)
The Hershey Co	03/20/2026	(25)	220.00	550,000	(45,975)
Hewlett Packard Enterprise Co	03/20/2026	(420)	22.50	945,000	(36,960)
Hilton Worldwide Holdings Inc	03/20/2026	(30)	325.00	975,000	(9,000)
The Home Depot Inc	03/20/2026	(68)	385.00	2,618,000	(44,200)
Humana Inc	03/20/2026	(35)	310.00	1,085,000	(2,975)
Ingersoll Rand Inc	03/20/2026	(150)	95.00	1,425,000	(36,000)
International Business Machines Corp	03/20/2026	(98)	255.00	2,499,000	(30,380)
Intuit Inc	03/20/2026	(15)	430.00	645,000	(15,210)
Intuitive Surgical Inc	03/20/2026	(70)	525.00	3,675,000	(40,600)
Iron Mountain Inc	03/20/2026	(240)	100.00	2,400,000	(240,000)
Jack Henry & Associates Inc	03/20/2026	(6)	165.00	99,000	(1,665)
Johnson & Johnson	03/20/2026	(80)	250.00	2,000,000	(40,000)
JPMorgan Chase & Co	03/20/2026	(90)	315.00	2,835,000	(23,490)
Lam Research Corp	03/20/2026	(60)	255.00	1,530,000	(42,900)
Leidos Holdings Inc	04/17/2026	(95)	190.00	1,805,000	(21,375)
Linde PLC	03/20/2026	(150)	450.00	6,750,000	(890,250)
Mastercard Inc	03/20/2026	(66)	530.00	3,498,000	(44,880)
Merck & Co Inc	03/20/2026	(415)	125.00	5,187,500	(95,450)
Meta Platforms Inc	03/20/2026	(110)	680.00	7,480,000	(75,350)
Micron Technology Inc	03/20/2026	(55)	465.00	2,557,500	(64,900)
Microsoft Corp	03/20/2026	(100)	415.00	4,150,000	(29,300)
Molson Coors Beverage Co	03/20/2026	(100)	50.00	500,000	(8,000)
Monster Beverage Corp	03/20/2026	(180)	90.00	1,620,000	(11,340)
MSCI Inc	03/20/2026	(33)	600.00	1,980,000	(20,460)
Nasdaq Inc	04/17/2026	(20)	95.00	190,000	(2,300)
NetApp Inc	03/20/2026	(400)	115.00	4,600,000	(10,000)
Netflix Inc	03/20/2026	(390)	92.00	3,588,000	(250,770)
NextEra Energy Inc	03/20/2026	(510)	87.50	4,462,500	(310,590)
NIKE Inc	03/20/2026	(70)	67.50	472,500	(3,500)
Norfolk Southern Corp	03/20/2026	(20)	320.00	640,000	(9,100)
NRG Energy Inc	03/20/2026	(28)	190.00	532,000	(7,560)
Nucor Corp	03/20/2026	(50)	185.00	925,000	(14,000)
NVIDIA Corp	03/20/2026	(510)	200.00	10,200,000	(77,520)
NXP Semiconductors NV	03/20/2026	(294)	240.00	7,056,000	(103,782)
Oracle Corp	03/20/2026	(70)	175.00	1,225,000	(17,150)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
O’Reilly Automotive Inc	03/20/2026	(215)	$94.67	$2,035,405	$(48,375)
Palo Alto Networks Inc	03/20/2026	(210)	160.00	3,360,000	(37,380)
PayPal Holdings Inc	03/20/2026	(200)	50.00	1,000,000	(14,000)
Pfizer Inc	04/17/2026	(400)	29.00	1,160,000	(19,200)
The PNC Financial Services Group Inc	03/20/2026	(100)	230.00	2,300,000	(10,000)
The Procter & Gamble Co	04/17/2026	(81)	160.00	1,296,000	(78,246)
The Progressive Corp	04/17/2026	(100)	230.00	2,300,000	(32,500)
Prologis Inc	03/20/2026	(56)	145.00	812,000	(10,248)
Regeneron Pharmaceuticals Inc	03/20/2026	(20)	755.00	1,510,000	(92,400)
RTX Corp	03/20/2026	(150)	210.00	3,150,000	(49,500)
S&P Global Inc	04/17/2026	(5)	510.00	255,000	(1,088)
Salesforce Inc	03/20/2026	(75)	210.00	1,575,000	(20,775)
ServiceNow Inc	03/20/2026	(30)	115.00	345,000	(7,710)
Simon Property Group Inc	04/17/2026	(11)	210.00	231,000	(3,289)
Skyworks Solutions Inc	04/17/2026	(30)	67.50	202,500	(3,150)
Stryker Corp	03/20/2026	(35)	400.00	1,400,000	(10,500)
Synopsys Inc	04/17/2026	(10)	510.00	510,000	(4,600)
Target Corp	03/20/2026	(30)	120.00	360,000	(10,290)
Tesla Inc	03/20/2026	(45)	430.00	1,935,000	(24,750)
Texas Instruments Inc	03/20/2026	(50)	190.00	950,000	(110,450)
Thermo Fisher Scientific Inc	04/17/2026	(45)	570.00	2,565,000	(22,050)
The TJX Cos Inc	03/20/2026	(110)	160.00	1,760,000	(41,250)
T-Mobile US Inc	03/20/2026	(25)	220.00	550,000	(10,625)
Trane Technologies PLC	03/20/2026	(140)	470.00	6,580,000	(98,000)
The Travelers Cos Inc	03/20/2026	(125)	310.00	3,875,000	(72,500)
Truist Financial Corp	03/20/2026	(225)	52.50	1,181,250	(8,775)
Uber Technologies Inc	03/20/2026	(150)	80.00	1,200,000	(13,050)
Ulta Beauty Inc	03/20/2026	(25)	730.00	1,825,000	(37,375)
Union Pacific Corp	03/20/2026	(60)	272.50	1,635,000	(17,400)
UnitedHealth Group Inc	03/20/2026	(50)	400.00	2,000,000	(150)
Verizon Communications Inc	03/20/2026	(200)	50.00	1,000,000	(23,000)
Vertex Pharmaceuticals Inc	03/20/2026	(17)	490.00	833,000	(39,440)
Vistra Corp	03/20/2026	(70)	200.00	1,400,000	(10,290)
Walmart Inc	03/20/2026	(290)	130.00	3,770,000	(68,150)
The Walt Disney Co	03/20/2026	(1,200)	120.00	14,400,000	(14,400)
Waste Management Inc	03/20/2026	(100)	240.00	2,400,000	(50,000)
Wells Fargo & Co	03/20/2026	(88)	90.00	792,000	(2,816)
Total Written Call Options				$271,630,155	$(6,877,291)
(Premiums Received $6,098,463)

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) 2/28/26

Security Description	Shares	Value

Common Stock (99.05%)

Basic Materials (1.26%)
Linde PLC	49,940	$25,373,515

Communications (25.62%)
Internet (21.28%)
Airbnb Inc*	45,485	6,145,478
Alphabet Inc - Class A	225,390	70,267,586
Alphabet Inc - Class C	209,468	65,234,619
Amazon.com Inc*	414,141	86,969,610
AppLovin Corp*	32,897	14,302,629
Booking Holdings Inc	3,447	14,613,039
DoorDash Inc*	43,932	7,752,680
MercadoLibre Inc*	5,422	9,529,599
Meta Platforms Inc	113,773	73,745,383
Netflix Inc*	453,180	43,614,043
Palo Alto Networks Inc*	74,543	11,100,944
PDD Holdings Inc*	72,215	7,490,862
Shopify Inc*	130,756	15,786,172
		426,552,644
Media (1.38%)
Charter Communications Inc*	13,991	3,282,708
Comcast Corp	388,703	12,034,245
Thomson Reuters Corp	48,775	4,702,398
Warner Bros Discovery Inc*	267,917	7,547,222
		27,566,573
Telecommunications (2.97%)
Cisco Systems Inc	422,568	33,577,253
T-Mobile US Inc	119,624	25,969,174
		59,546,427

Total Communications		513,665,644

Consumer, Cyclical (12.31%)
Copart Inc*	104,661	3,986,537
Costco Wholesale Corp	47,397	47,908,414
Fastenal Co	122,782	5,652,883
Marriott International Inc	28,700	9,807,651
O’Reilly Automotive Inc*	91,264	8,567,864
PACCAR Inc	56,784	7,159,895
Ross Stores Inc	34,782	7,152,570
Starbucks Corp	121,612	11,920,408
Tesla Inc*	193,356	77,827,724
Walmart Inc	522,688	66,877,930
Total Consumer, Cyclical		246,861,876

Security Description	Shares	Value
Consumer, Non-Cyclical (9.27%)
Alnylam Pharmaceuticals Inc*	14,129	$4,703,827
Amgen Inc	57,590	22,354,134
Automatic Data Processing Inc	43,728	9,373,534
Cintas Corp	43,449	8,738,897
Coca-Cola Europacific Partners PLC	49,540	5,470,702
Dexcom Inc*	41,712	3,062,912
GE HealthCare Technologies Inc	49,250	4,150,298
Gilead Sciences Inc	132,690	19,764,176
IDEXX Laboratories Inc*	8,540	5,608,474
Insmed Inc*	23,059	3,443,400
Intuitive Surgical Inc*	37,913	19,089,575
Keurig Dr Pepper Inc	146,888	4,447,769
The Kraft Heinz Co	130,318	3,207,126
Mondelez International Inc	139,512	8,591,149
Monster Beverage Corp*	105,634	9,010,580
PayPal Holdings Inc	100,067	4,624,096
PepsiCo Inc	146,236	24,822,099
Regeneron Pharmaceuticals Inc	11,166	8,728,127
Verisk Analytics Inc	15,453	3,207,579
Vertex Pharmaceuticals Inc*	27,135	13,481,482
Total Consumer, Non-Cyclical		185,879,936

Energy (0.61%)
Baker Hughes Co	105,535	6,887,214
Diamondback Energy Inc	30,978	5,392,650
Total Energy		12,279,864

Financial (0.10%)
CoStar Group Inc*	46,405	2,071,055

Industrial (2.01%)
Axon Enterprise Inc*	8,652	4,692,845
CSX Corp	201,333	8,594,906
Ferrovial SE	78,474	5,836,896
Honeywell International Inc	67,901	16,540,005
Old Dominion Freight Line Inc	22,607	4,590,351
Total Industrial		40,255,003

Security Description	Shares	Value
Technology (46.31%)
Computers (9.63%)
Apple Inc	572,439	$151,226,935
Cognizant Technology Solutions Corp	52,183	3,362,151
Crowdstrike Holdings Inc*	26,839	9,983,571
Fortinet Inc*	80,402	6,354,170
Seagate Technology Holdings PLC	22,839	9,314,658
Western Digital Corp	36,566	10,227,510
Zscaler Inc*	17,241	2,534,255
		193,003,250
Semiconductors (25.57%)
Advanced Micro Devices Inc*	174,118	34,860,165
Analog Devices Inc	52,368	18,632,011
Applied Materials Inc	85,200	31,719,960
ARM Holdings PLC*	14,889	1,897,603
ASML Holding NV	9,383	13,610,604
Broadcom Inc	182,945	58,460,075
Intel Corp*	510,150	23,267,942
KLA Corp	14,052	21,422,977
Lam Research Corp	134,332	31,418,911
Marvell Technology Inc	93,209	7,614,243
Microchip Technology Inc	58,432	4,361,364
Micron Technology Inc	120,355	49,630,791
Monolithic Power Systems Inc	5,123	5,854,257
NVIDIA Corp	941,388	166,804,541
NXP Semiconductors NV	26,916	6,110,201
QUALCOMM Inc	114,543	16,306,341
Texas Instruments Inc	97,177	20,612,213
		512,584,199
Software (11.11%)
Adobe Inc*	44,769	11,747,833
Atlassian Corp*	19,161	1,439,566
Autodesk Inc*	22,673	5,574,611
Cadence Design Systems Inc*	29,430	8,870,202
Datadog Inc*	35,186	3,939,425
Electronic Arts Inc	26,748	5,364,846
Intuit Inc	29,761	12,173,142
Microsoft Corp	287,932	113,082,414
Palantir Technologies Inc*	244,309	33,516,752
Paychex Inc	38,911	3,644,015
Roper Technologies Inc	11,637	4,069,808
Strategy Inc*	28,944	3,748,248
Synopsys Inc*	20,083	8,314,362
Take-Two Interactive Software Inc*	19,978	4,224,947
Workday Inc*	23,029	3,080,359
		222,790,530

Total Technology		928,377,979

Nasdaq 100 Index FundPortfolio of Investments (Continued) 2/28/26

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Security Description	Shares	Value

Utilities (1.55%)
American Electric Power Co Inc	57,121	7,643,932
Constellation Energy Corp	38,753	12,783,840
Exelon Corp	108,050	5,345,234
Xcel Energy Inc	63,956	5,331,372
Total Utilities		31,104,378

Total Common Stock (Cost $785,547,825)		1,985,869,250

United States Treasury Bills (0.93%)
United States Treasury Bill, 0.000%, 03/19/26(a) (Cost $18,566,618)	18,600,000	18,568,110

Total Investments (Cost $804,114,443) (99.98%)		$2,004,437,360
Other Net Assets (0.02%)		382,920
Net Assets (100.00%)		$2,004,820,280

*Non-income producing security.

(a)A portion of these securities, a total of $1,796,927, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 28, 2026:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Depreciation
37 / MAR 2026 / Long / CME	$18,521,650	$18,503,515	$(18,135)

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/28/26

See accompanying notes to financial statements.

Shelton Sustainable Equity FundPortfolio of Investments (Unaudited) 2/28/26

Security Description	Shares	Value

Common Stock (97.11%)

Basic Materials (7.43%)
Cabot Corp	11,272	$858,250
Centrus Energy Corp*	8,200	1,661,238
CF Industries Holdings Inc	29,000	2,886,660
Total Basic Materials		5,406,148

Communications (0.71%)
Pinterest Inc*	30,000	513,900

Consumer, Cyclical (10.53%)
Affinia Group Holdings Inc*	54,900	1,119,735
Aramark	65,700	2,749,545
Freshpet Inc*	8,000	675,600
On Holding AG*	50,000	2,324,000
Warby Parker Inc*	32,000	800,320
Total Consumer, Cyclical		7,669,200

Consumer, Non-Cyclical (16.93%)
Bunge Global SA	30,000	3,619,500
Corteva Inc	20,000	1,602,400
Dexcom Inc*	11,000	807,730
elf Beauty Inc*	6,400	589,120
SHL Group Ltd (144A)	40,000	1,992,671
Sierra Health Services Inc*	10,000	2,924,696
The Simply Good Foods Co*	19,000	324,140
Vital Farms Inc*	22,000	463,980
Total Consumer, Non-Cyclical		12,324,237

Security Description	Shares	Value
Energy (9.27%)
First Solar Inc*	10,222	$2,015,778
Nextpower Inc*	10,000	1,051,000
Shoals Technologies Group Inc*	70,000	415,100
Suncor Energy Inc	10,000	3,271,072
Total Energy		6,752,950

Financial (4.34%)
HA Sustainable Infrastructure Capital Inc	86,500	3,158,980

Industrial (33.63%)
AECOM	16,850	1,650,963
Clean Harbors Inc*	6,000	1,759,200
Deere & Co	5,500	3,463,405
Energy Recovery Inc*	46,000	479,780
EnerSys	10,000	1,661,500
Gibraltar Industries Inc*	24,000	1,091,520
Itron Inc*	7,000	657,650
Johnson Controls International plc	18,000	2,597,400
Mirion Technologies Inc*	10,000	216,100
Net Power Inc*	200,000	386,000
Teledyne Technologies Inc*	4,500	3,064,950
Trane Technologies PLC	3,000	1,386,960
Valmont Industries Inc	4,000	1,839,720
Vertiv Holdings Co	10,000	2,548,900
Xylem Inc	13,000	1,684,280
Total Industrial		24,488,328

Security Description	Shares	Value
Technology (7.94%)
Box Inc*	35,000	$824,250
Getronics BV*	15,000	3,415,297
KBR Inc	16,000	675,680
Samsara Inc*	30,000	867,000
		5,782,227

Utilities (6.33%)
Clearway Energy Inc	15,000	574,650
Essential Utilities Inc	33,400	1,334,998
Ormat Technologies Inc	26,000	2,696,200
		4,605,848

Total Common Stock (Cost $54,600,901)		70,701,818

United States Treasury Bills (2.74%)
United States Treasury Bill, 0.000%, 03/19/26 (Cost $1,996,383)	2,000,000	1,996,571

Total Investments (Cost $56,597,284) (99.85%)		$72,698,389
Other Net Assets (0.15%)		108,237
Net Assets (100.00%)		$72,806,626

*Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of February 28, 2026, these securities had a total aggregate market value of $1,992,671 which represented approximately 2.74% of net assets.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2026 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$33,228,909	$11,156,976	$26,323,217	$98,261,588	$67,921,766
Fair value of investments (Note 1)	32,869,505	11,077,160	26,323,217	316,831,319	113,664,063
Cash	131,176	8,934	28,030	91,486	57,664
Cash held at broker	—	—	—	—	—
Interest receivable	343,001	97,600	—	—	—
Dividend receivable	—	—	—	288,503	63,570
Reclaim receivable	—	—	—	109	—
Receivable from investment advisor	—	—	—	—	—
Receivable for fund shares sold	—	1,291	—	13,765	538
Prepaid expenses	4,105	20,862	5,470	2,244	1,759
Total assets	$33,347,787	$11,205,919	$26,356,717	$317,227,425	$113,787,594

Liabilities
Written options, at value (proceeds-, $-, $-, $-, $- , $-, respectively)	—	—	—	—	—
Variation margin payable	—	—	—	23,650	3,120
Cash due to broker	—	—	—	—	—
Collateral for securities loaned	—	—	—	—	—
Payable to investment advisor	12,724	—	10,272	61,086	34,915
Distributions payable	—	—	55,743	—	—
Accrued 12b-1 fees	—	62	—	778	185
Accrued shareholder service fees	—	—	—	369	89
Accrued administration fees	1,732	585	1,400	16,633	5,943
Accrued CCO fees	—	—	—	4,060	445
Accrued custody fees	780	951	1,654	6,644	2,461
Accrued fund accounting fees	5,029	—	4,821	20,931	12,154
Accrued printing fees	1,267	—	2,148	—	—
Accrued state registration fees	6,508	21,248	5,849	7,617	10,062
Accrued transfer agent fees	9,769	12,079	10,155	9,092	7,331
Accrued trustee fees	—	—	—	753	294
Accrued expenses	7,433	124	5,849	33,433	19,380
Total liabilities	45,242	35,049	97,891	185,046	96,379
Commitments And Contingencies (Note 2)
Net assets	$33,302,545	$11,170,870	$26,258,826	$317,042,379	$113,691,215

Net assets at February 28, 2026 consist of
Paid-in capital	$33,524,040	$12,351,115	$26,264,473	$93,887,174	$62,533,336
Distributable earnings/(loss)	(221,495)	(1,180,245)	(5,647)	223,155,205	51,157,879
Total net assets	$33,302,545	$11,170,870	$26,258,826	$317,042,379	$113,691,215

Net assets
Investor Shares	$33,302,545	$11,014,611	$26,258,826	$315,120,861	$113,223,728
K Shares		$156,259		$1,921,518	$467,487
Institutional Shares
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	3,102,051	1,157,614	26,271,168	3,742,107	4,064,504
K Shares (no par value, unlimited shares authorized)		16,414		22,913	17,698
Institutional Shares (no par value, unlimited shares authorized)
Net asset value per share
Investor Shares	$10.74	$9.51	$1.00	$84.21	$27.86
K Shares		$9.52		$83.86	$26.42
Insitutional Shares

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 28, 2026 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments	$38,977,310	$1,066,690,120	$804,114,443	$56,597,284
Fair value of investments (Note 1)	53,866,682	1,058,978,490	2,004,437,360	72,698,389
Cash	72,138	3,667,934	—	61,103
Cash held at broker	—	7,674	—	—
Interest receivable	—	—	—	—
Dividend receivable	32,140	667,401	891,953	43,639
Reclaim receivable	—	11,451	—	139,345
Receivable from investment advisor	—	17,287	—	—
Receivable for fund shares sold	1,382	5,751,176	474,861	10,764
Prepaid expenses	5,344	144,982	158,881	4,088
Total assets	$53,977,686	$1,069,246,395	$2,005,963,055	$72,957,328

Liabilities
Written options, at value (proceeds-, $6,098,463, $-, $-, respectively)	—	6,877,291	—	—
Variation margin payable	6,885	—	76,094	—
Cash due to broker	—	—	69,192	—
Collateral for securities loaned	—	—	—	—
Payable to investment advisor	20,910	382,423	212,660	42,269
Distributions payable	—	—	—	—
Accrued 12b-1 fees	253	44	17,133	—
Accrued shareholder service fees	116	21	371,675	12,300
Accrued administration fees	2,848	55,274	106,063	3,837
Accrued CCO fees	—	2,568	28,242	1,895
Accrued custody fees	2,689	159	27,075	6,085
Accrued fund accounting fees	9,723	29,935	100,344	16,907
Accrued printing fees	—	—	—	13,917
Accrued state registration fees	7,158	—	—	19,686
Accrued transfer agent fees	9,008	37,511	53,482	12,209
Accrued trustee fees	—	126	1,139	1,368
Accrued expenses	26,107	27,040	79,676	20,229
Total liabilities	85,697	7,412,392	1,142,775	150,702
Commitments And Contingencies (Note 2)
Net assets	$53,891,989	$1,061,834,003	$2,004,820,280	$72,806,626

Net assets at February 28, 2026 consist of
Paid-in capital	$36,212,085	$1,017,800,016	$729,004,178	$82,475,597
Distributable earnings/(loss)	17,679,904	44,033,987	1,275,816,102	(9,668,971)
Total net assets	$53,891,989	$1,061,834,003	$2,004,820,280	$72,806,626

Net assets
Investor Shares	$53,416,199	$1,061,724,967	$1,872,183,288	$63,742,940
K Shares	$475,790	$109,036	$41,249,340
Institutional Shares			$91,387,652	$9,063,686
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	2,366,607	61,125,049	41,730,252	1,711,616
K Shares (no par value, unlimited shares authorized)	22,122	6,782	965,504
Institutional Shares (no par value, unlimited shares authorized)			2,030,874	242,331
Net asset value per share
Investor Shares	$22.57	$17.37	$44.86	$37.24
K Shares	$21.51	$16.08	$42.72
Insitutional Shares			$45.00	$37.40

See accompanying notes to financial statements.

Statement of Operations February 28, 2026 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$586,188	$222,576	$517,330	$44,800	$17,539
Dividend income (tax withheld: $-, $-, $-, $580, $292, respectively)	—	—	—	1,864,243	762,746
Securities Lending Income	—	—	—	4,284	1,094
Total	586,188	222,576	517,330	1,913,316	781,376

Expenses
Management fees (Note 2)	83,401	28,675	66,291	388,905	215,494
Administration fees (Note 2)	11,349	3,902	9,019	105,844	36,663
Transfer agent fees	6,661	5,926	6,973	19,011	11,098
Accounting services	15,168	11,691	11,385	36,645	22,175
Custodian fees	973	721	1,419	9,762	6,019
Broker Fees	—	—	—	—	—
Legal and audit fees	10,624	10,072	9,397	26,404	19,457
CCO fees (Note 2)	1,476	507	1,094	13,823	4,698
Trustees fees	3,616	3,612	3,440	3,690	3,689
Insurance	491	167	364	4,623	1,569
Printing	9,324	9,159	7,623	16,705	11,881
Registration and dues	3,211	7,234	4,226	16,594	9,386
12b-1 fees Class K (Note 2)	—	185	—	2,536	538
Shareholder service fees Class K (Note 2)	—	185	—	2,536	538
Shareholder service fees Investor Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	34,821	13,967
Total expenses	146,294	82,036	121,231	681,899	357,172
Less class specific expenses waived	—	—	—	—	—
Less reimbursement from manager (Note 2)	—	(38,193)	—	—	—
Net expenses	146,294	43,843	121,231	681,899	357,172
Net investment income	439,894	178,733	396,099	1,231,417	424,204

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	202,859	(135,111)	990	4,457,300	6,741,820
Net realized gain/(loss) from futures contracts	—	—	—	213,943	46,433
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	1,011,982	405,391	—	15,035,429	3,623,667
Change in unrealized appreciation/(depreciation) of futures	—	—	—	(275)	6,550
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	1,214,841	270,280	990	19,706,397	10,418,470
Net increase/(decrease) in net assets resulting from operations	$1,654,735	$449,013	$397,089	$20,937,814	$10,842,674

See accompanying notes to financial statements.

Statement of Operations February 28, 2026 (Unaudited) (Continued)

	S&P SmallCap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$15,531	$1,149,194	$438,999	$28,186
Dividend income (tax withheld: $439, $4,489, $24,814, $32,003, respectively)	456,786	7,238,632	6,570,642	478,348
Securities Lending Income	617	—	13,192	—
Total	472,933	8,387,826	7,022,833	506,534

Expenses
Management fees (Note 2)	128,599	2,419,160	2,579,618	273,716
Administration fees (Note 2)	17,503	348,271	701,949	24,898
Transfer agent fees	7,571	147,842	81,034	11,812
Accounting services	22,050	63,674	119,920	16,071
Custodian fees	4,831	19,144	42,101	8,298
Broker Fees	—	36	—	—
Legal and audit fees	17,809	39,117	62,728	17,036
CCO fees (Note 2)	2,216	37,826	79,444	3,534
Trustees fees	3,705	3,138	3,369	3,959
Insurance	738	12,674	26,328	1,176
Printing	13,309	65,376	23,969	11,540
Registration and dues	9,201	40,419	65,867	19,959
12b-1 fees Class K (Note 2)	766	163	52,873	—
Shareholder service fees Class K (Note 2)	766	163	52,873	—
Shareholder service fees Investor Class (Note 2)	—	—	2,424,668	79,637
Licensing fee	9,451	—	193,658	9,353
Total expenses	238,515	3,197,003	6,510,399	480,989
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	(71,620)	(1,217,721)	—
Net expenses	238,515	3,125,383	5,292,678	480,989
Net investment income	234,418	5,262,443	1,730,155	25,545

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	4,896,373	47,614,515	78,905,332	(2,247,255)
Net realized gain/(loss) from futures contracts	3,333	—	3,812,284	—
Net realized gain/(loss) from written options contracts	—	12,465,041	—	—
Net realized gain/(loss) from purchased option contracts	—	2,353	—	—
Change in unrealized appreciation/(depreciation) of investments	(24,251)	(25,191,134)	53,571,850	8,212,837
Change in unrealized appreciation/(depreciation) of futures	(17,655)	—	361,055	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	(1,064,845)	—	—
Net realized and unrealized gain/(loss) on investments	4,857,800	33,825,930	136,650,521	5,965,582
Net increase/(decrease) in net assets resulting from operations	$5,092,218	$39,088,373	$138,380,676	$5,991,127

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income/(loss)	439,894	$796,571	178,733	$436,609	396,099	$921,832
Net realized gain/(loss) from security transactions and foreign currency	202,859	8,141	(135,111)	(136,327)	990	308
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	1,011,982	(1,273,464)	405,391	(198,745)	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	1,654,735	(468,752)	449,013	101,537	397,089	922,140

Distributions to shareholders
Distributions
Investor shares	(430,145)	(795,302)	(172,970)	(435,351)	(396,460)	(922,302)
K shares	—	—	(1,899)	(3,380)	—	—
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(1,484,381)	(3,853,325)	(2,569,680)	(961,624)	287,270	1,507,514
Total increase/(decrease)	(259,791)	(5,117,379)	(2,295,538)	(1,298,818)	287,899	1,507,352

Net assets
Beginning of year	33,562,336	38,679,715	13,466,408	14,765,226	25,970,927	24,463,575
End of year	$33,302,545	$33,562,336	11,170,870	$13,466,408	$26,258,826	$25,970,927

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income/(loss)	$1,231,417	$2,608,714	$424,204	$946,653	234,418	$336,766
Net realized gain/(loss) from security transactions and foreign currency	4,457,300	33,693,004	6,741,820	3,658,694	4,896,373	2,195,641
Net realized gain/(loss) from futures contracts	213,943	224,274	46,433	(68,193)	3,333	(65,755)
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	15,035,429	4,275,889	3,623,667	1,684,369	(24,251)	(1,331,176)
Change in unrealized appreciation/(depreciation) of futures	(275)	(36,063)	6,550	(15,960)	(17,655)	1,415
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	20,937,814	40,765,818	10,842,674	6,205,563	5,092,218	1,136,891

Distributions to shareholders
Distributions
Investor shares	(9,875,925)	(36,362,919)	(5,342,885)	(10,987,371)	(4,121,336)	(5,119,928)
K shares	(55,527)	(251,071)	(21,382)	(50,976)	(50,476)	(70,685)
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	5,680,273	15,596,346	112,683	1,078,898	1,268,094	793,932
Total increase/(decrease)	16,686,636	19,748,174	5,591,090	(3,753,886)	2,188,499	(3,259,790)

Net assets
Beginning of year	300,355,743	280,607,569	108,100,125	111,854,011	51,703,489	54,963,279
End of year	$317,042,379	$300,355,743	$113,691,215	$108,100,125	53,891,989	$51,703,489

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income/(loss)	$5,262,443	$9,379,979	$1,730,155	5,193,387	$25,545	$134,679
Net realized gain/(loss) from security transactions and foreign currency	47,614,515	86,534,414	78,905,332	204,349,966	(2,247,255)	2,553,366
Net realized gain/(loss) from futures contracts	—	—	3,812,284	5,177,455	—	—
Net realized gain/(loss) from written options contracts	12,465,041	6,529,944	—	—	—	—
Net realized gain/(loss) from purchased option contracts	2,353	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(25,191,134)	(26,398,958)	53,571,850	124,375,780	8,212,837	210,476
Change in unrealized appreciation/(depreciation) of futures	—	—	361,055	(554,485)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	(1,064,845)	1,176,639	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	39,088,373	77,222,018	138,380,676	338,542,103	5,991,127	2,898,521

Distributions to shareholders
Distributions
Investor shares	(46,834,490)	(78,460,112)	(67,210,022)	(147,641,587)	(121,037)	(160,815)
K shares	(6,916)	(15,682)	(1,487,283)	(3,101,431)
Institutional Shares			(2,900,791)	(3,490,960)	(38,950)	(33,272)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	82,450,099	240,887,799	(50,833,525)	(13,976,114)	(9,043,511)	(39,924,308)
Total increase/(decrease)	74,697,066	239,634,023	15,949,054	170,332,011	(3,212,371)	(37,219,875)

Net assets
Beginning of year	987,136,937	747,502,914	1,988,871,226	1,818,539,215	76,018,997	113,238,872
End of year	$1,061,834,003	$987,136,937	$2,004,820,280	$1,988,871,226	$72,806,626	$76,018,997

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Investor Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value
Shares sold	81,556	$867,834	73,082	$766,602
Shares issued in reinvestment of distributions	27,042	287,184	62,495	656,799
Shares repurchased	(248,203)	(2,639,399)	(496,431)	(5,276,726)
Net increase/(decrease)	(139,605)	$(1,484,381)	(360,854)	$(3,853,325)

U.s. Government Securities Fund	Investor Shares				K Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	217,998	$2,054,010	280,672	$2,622,457	1,042	$9,823	2,074	$19,277
Shares issued in reinvestment of distributions	14,915	140,172	45,141	420,871	168	1,580	362	3,380
Shares repurchased	(505,915)	(4,774,885)	(431,752)	(4,025,933)	(40)	(380)	(178)	(1,676)
Net increase/(decrease)	(273,002)	$(2,580,703)	(105,939)	$(982,605)	1,170	$11,023	2,258	$20,981

US Treasury Trust Fund	Investor Shares
	Year Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
	Shares and Value*	Shares and Value*
Shares sold	21,527,356	$41,224,569
Shares issued in reinvestment of distributions	337,001	909,433
Shares repurchased	(21,577,087)	(40,626,488)
Net increase/(decrease)	287,270	$1,507,514

S&P 500 Index Fund	Investor Shares				K Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	224,472	$18,878,780	341,676	$26,147,757	150	$12,616	2,933	$220,636
Shares issued in reinvestment of distributions	91,459	7,669,929	380,504	28,891,488	664	55,494	3,318	250,952
Shares repurchased	(239,992)	(20,285,962)	(530,272)	(39,766,301)	(7,819)	(650,584)	(1,869)	(148,186)
Net increase/(decrease)	75,939	$6,262,747	191,908	$15,272,944	(7,005)	$(582,474)	4,382	$323,402

S&P MidCap Index Fund	Investor Shares				K Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	260,969	$6,967,719	112,188	$2,925,816	383	$9,672	437	$10,729
Shares issued in reinvestment of distributions	195,672	5,053,302	383,003	10,453,814	873	21,371	1,955	50,930
Shares repurchased	(446,395)	(11,932,759)	(475,948)	(12,234,868)	(260)	(6,622)	(5,156)	(127,523)
Net increase/(decrease)	10,246	$88,262	19,243	$1,144,762	996	$24,421	(2,764)	$(65,864)

*Each Share of this fund is worth $1.00.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P SmallCap Index Fund	Investor Shares				K Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	310,954	$6,967,847	145,081	$3,146,289	286	$6,014	1,033	$21,328
Shares issued in reinvestment of distributions	185,228	3,898,518	206,301	4,853,470	2,519	50,476	3,124	70,685
Shares repurchased	(422,810)	(9,452,997)	(331,184)	(7,140,108)	(9,295)	(201,764)	(7,879)	(157,732)
Net increase/(decrease)	73,372	$1,413,368	20,198	$859,651	(6,490)	$(145,274)	(3,722)	$(65,719)

Shelton Equity Income Fund	Investor Shares				K Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	10,308,065	$180,366,772	22,302,987	$383,056,572	298	$4,817	527	$8,450
Shares issued in reinvestment of distributions	2,419,192	41,990,260	4,171,638	70,766,958	429	6,916	987	15,682
Shares repurchased	(8,007,967)	(139,841,287)	(12,628,623)	(212,958,927)	(4,737)	(77,379)	(59)	(936)
Net increase/(decrease)	4,719,290	$82,515,745	13,846,002	$240,864,603	(4,010)	$(65,646)	1,455	$23,196

NASDAQ-100 Index Fund	Investor Shares				K Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,922,479	$133,697,672	8,967,118	$354,803,913	16,613	$720,735	46,129	$1,744,620
Shares issued in reinvestment of distributions	1,390,230	63,489,715	3,604,613	140,005,946	34,148	1,485,423	83,571	3,096,527
Shares repurchased	(6,104,343)	(278,543,974)	(13,403,526)	(526,825,142)	(75,488)	(3,289,856)	(103,356)	(3,815,625)
Net increase/(decrease)	(1,791,634)	$(81,356,587)	(831,795)	$(32,015,283)	(24,727)	$(1,083,698)	26,344	$1,025,522

NASDAQ-100 Index Fund	Institutional Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value
Shares sold	1,173,615	$53,731,778	653,470	$26,939,976
Shares issued in reinvestment of distributions	54,165	2,480,958	76,604	2,984,265
Shares repurchased	(532,496)	(24,605,976)	(334,581)	(12,910,594)
Net increase/(decrease)	695,284	$31,606,760	395,493	$17,013,647

Shelton Sustainable Equity Fund	Investor Shares				Institutional Shares
	Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	40,252	$1,453,102	145,594	$4,610,417	31,317	$1,108,660	143,788	$4,663,603
Shares issued in reinvestment of distributions	3,253	110,589	4,820	147,499	1,112	37,969	1,049	32,236
Shares repurchased	(269,676)	(9,570,100)	(1,407,324)	(44,631,446)	(61,262)	(2,183,731)	(149,959)	(4,746,617)
Net increase/(decrease)	(226,171)	$(8,006,409)	(1,256,910)	$(39,873,530)	(28,833)	$(1,037,102)	(5,122)	$(50,778)

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$10.35		$10.74	$10.51	$10.66	$11.65	$11.76
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14		0.24	0.23	0.23	0.21	0.21
Net gain/(loss) on securities (both realized and unrealized)	0.42		(0.39)	0.24	(0.14)	(0.98)	(0.10)
Total from investment operations	0.56		(0.15)	0.47	0.09	(0.77)	0.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)		(0.24)	(0.24)	(0.24)	(0.22)	(0.22)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.17)		(0.24)	(0.24)	(0.24)	(0.22)	(0.22)
Net asset value, end of year or period	$10.74		$10.35	$10.74	$10.51	$10.66	$11.65

Total return	5.11	%(b)	(1.41)%	4.53%	0.81%	(6.68)%	0.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,303		$33,562	$38,680	$41,954	$46,580	$56,902
Ratio of expenses to average net assets	0.87	%(c)	0.81%	0.80%	0.70%	0.76%	0.74%
Ratio of net investment income/(loss) to average net assets	1.31	%(c)	2.27%	2.20%	2.18%	1.86%	1.82%
Portfolio turnover	31	%(b)	40%	19%	26%	15%	7%

(a)Calculated based upon average shares outstanding.

(b)Not Annualized.

(c)Annualized.

U.S. Government Securities Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$9.31		$9.53		$9.36		$9.65		$10.59		$10.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.15		0.29		0.27		0.17		0.11		0.12
Net gain/(loss) on securities (both realized and unrealized)	0.22		(0.22)		0.18		(0.28)		(0.92)		(0.35)
Total from investment operations	0.37		0.07		0.45		(0.11)		(0.81)		(0.23)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)		(0.29)		(0.28)		(0.18)		(0.13)		(0.12)
Total distributions	(0.17)		(0.29)		(0.28)		(0.18)		(0.13)		(0.12)
Net asset value, end of year or period	$9.51		$9.31		$9.53		$9.36		$9.65		$10.59

Total return	3.73	%(b)	0.79%		4.89%		(1.17)%		(7.72)%		(2.14)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$11,015		$13,324		$14,641		$14,110		$15,006		$18,846
Ratio of expenses to average net assets:
Before expense reimbursements	1.43	%(c)	1.15%		1.15%		0.87%		1.08%		1.00%
After expense reimbursements	0.77	%(c),(d)	0.76	%(d)	0.76	%(d)	0.73	%(d)	0.75	%(d)	0.75	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.22	%(c)	2.72%		2.56%		1.68%		0.80%		0.84%
After expense reimbursements	1.55	%(c)	3.11%		2.94%		1.81%		1.12%		1.10%
Portfolio turnover	18	%(b)	52%		21%		46%		9%		15%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund K Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$9.31		$9.53		$9.37		$9.67		$10.61		$10.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.24		0.22		0.12		0.06		0.06
Net gain/(loss) on securities (both realized and unrealized)	0.24		(0.22)		0.18		(0.29)		(0.92)		(0.35)
Total from investment operations	0.36		0.02		0.40		(0.17)		(0.86)		(0.29)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.24)		(0.24)		(0.13)		(0.08)		(0.06)
Total distributions	(0.15)		(0.24)		(0.24)		(0.13)		(0.08)		(0.06)
Net asset value, end of year or period	$9.52		$9.31		$9.53		$9.37		$9.67		$10.61

Total return	3.56	%(b)	0.27%		4.40%		(1.76)%		(8.14)%		(2.61)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$156		$142		$124		$602		$787		$1,385
Ratio of expenses to average net assets:
Before expense reimbursements	1.94	%(c)	1.64%		1.72%		1.38%		1.58%		1.51%
After expense reimbursements	1.25	%(c),(d)	1.26	%(d)	1.27	%(d)	1.23	%(d)	1.25	%(d)	1.25	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.97	%(c)	2.23%		1.94%		1.11%		0.28%		0.33%
After expense reimbursements	1.30	%(c)	2.61%		2.39%		1.25%		0.62%		0.60%
Portfolio turnover	18	%(b)	52%		21%		46%		9%		15%

(a)Calculated based upon average shares outstanding.

(b)Not Annualized.

(c)Annualized.

(d)CCO fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

The United States Treasury Trust Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.04	0.04	0.03		—	(b)	—
Net gain/(loss) on securities (both realized and unrealized)	(0.01)		—	—	0.01		—		—
Total from investment operations	—		0.04	0.04	0.04		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.04)	(0.04)	(0.04)		—		—
Distributions from capital gains	—		—	—	—	(b)	—		—
Total distributions	—		(0.04)	(0.04)	(0.04)		—		—
Net asset value, end of year or period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return	1.49	%(c)	3.65%	4.55%	3.73%		0.20%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$26,259		$25,971	$24,464	$24,873		$31,334		$37,276
Ratio of expenses to average net assets:
Before expense reimbursements	0.91	%(d)	0.88%	0.89%	0.87%		0.81%		0.77%
After expense reimbursements	0.91	%(d)	0.88%	0.89%	0.73	%(e)	0.24	%(e)	0.07	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.48	%(d)	3.60%	4.46%	3.23%		(0.37)%		(0.70)%
After expense reimbursements	1.48	%(d)	3.60%	4.46%	3.37%		0.19%		0.00%

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)Not Annualized.

(d)Annualized.

(e)CCO Fees are not included in the expense limitation.

S&P 500 Index Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$81.27		$80.18	$68.72	$62.40	$74.67	$62.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.33		0.71	0.76	0.82	0.73	0.73
Net gain/(loss) on securities (both realized and unrealized)	5.46		10.80	16.25	8.51	(8.86)	16.93
Total from investment operations	5.79		11.51	17.01	9.33	(8.13)	17.66
LESS DISTRIBUTIONS
Dividends from net investment income	(0.50)		(0.75)	(0.74)	(0.89)	(0.79)	(0.77)
Distributions from capital gains	(2.35)		(9.67)	(4.81)	(2.12)	(3.35)	(4.41)
Total distributions	(2.85)		(10.42)	(5.55)	(3.01)	(4.14)	(5.18)
Net asset value, end of year or period	$84.21		$81.27	$80.18	$68.72	$62.40	$74.67

Total return	6.94	%(b)	15.40%	26.64%	15.54%	(11.54)%	30.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$315,121		$297,934	$278,567	$228,102	$208,367	$243,580
Ratio of expenses to average net assets:	0.44	%(c)	0.42%	0.43%	0.41%	0.43%	0.43%
Ratio of net investment income/(loss) to average net assets	0.39	%(c)	0.92%	1.06%	1.33%	1.06%	1.09%
Portfolio turnover	2	%(b)	10%	7%	1%	3%	9%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund K Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$80.95		$79.90	$68.50	$62.20	$74.45	$62.02
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.32	0.41	0.51	0.37	0.40
Net gain/(loss) on securities (both realized and unrealized)	5.34		10.76	16.20	8.49	(8.83)	16.89
Total from investment operations	5.46		11.08	16.61	9.00	(8.46)	17.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.36)	(0.40)	(0.58)	(0.44)	(0.45)
Distributions from capital gains	(2.35)		(9.67)	(4.81)	(2.12)	(3.35)	(4.41)
Total distributions	(2.55)		(10.03)	(5.21)	(2.70)	(3.79)	(4.86)
Net asset value, end of year or period	$83.86		$80.95	$79.90	$68.50	$62.20	$74.45

Total return	6.67	%(b)	14.82%	26.02%	14.97%	(11.99)%	29.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,922		$2,422	$2,040	$2,353	$2,130	$3,899
Ratio of expenses to average net assets	0.93	%(c)	0.92%	0.93%	0.91%	0.93%	0.93%
Ratio of net investment income/(loss) to average net assets	0.30	%(c)	0.42%	0.58%	0.83%	0.55%	0.59%
Portfolio turnover	2	%(b)	10%	7%	1%	3%	9%

(a)Calculated based upon average shares outstanding.

(b)Not Annualized.

(c)Annualized.

S&P MidCap Index Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$26.56		$27.59	$24.93	$24.55	$30.45	$23.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.23	0.24	0.26	0.24	0.29
Net gain/(loss) on securities (both realized and unrealized)	2.59		1.49	3.89	2.22	(3.26)	9.30
Total from investment operations	2.69		1.72	4.13	2.48	(3.02)	9.59
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.25)	(0.22)	(0.31)	(0.37)	(0.22)
Distributions from capital gains	(1.23)		(2.50)	(1.25)	(1.79)	(2.51)	(1.99)
Total distributions	(1.39)		(2.75)	(1.47)	(2.10)	(2.88)	(2.21)
Net asset value, end of year or period	$27.86		$26.56	$27.59	$24.93	$24.55	$30.45

Total return	10.38	%(b)	6.06%	17.73%	10.50%	(10.66)%	44.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$113,224		$107,678	$111,341	$108,031	$108,466	$132,128
Ratio of expenses to average net assets	0.67	%(c)	0.63%	0.64%	0.58%	0.62%	0.62%
Ratio of net investment income/(loss) to average net assets	0.39	%(c)	0.89%	0.96%	1.06%	0.88%	0.99%
Portfolio turnover	10	%(b)	12%	19%	13%	12%	19%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P MidCap Index Fund K Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$25.25		$26.34	$23.85	$23.57	$29.32	$22.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.09	0.12	0.13	0.10	0.14
Net gain/(loss) on securities (both realized and unrealized)	2.42		1.42	3.71	2.12	(3.12)	8.97
Total from investment operations	2.46		1.53	3.83	2.25	(3.02)	9.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.12)	(0.09)	(0.18)	(0.22)	(0.09)
Distributions from capital gains	(1.23)		(2.50)	(1.25)	(1.79)	(2.51)	(1.99)
Total distributions	(1.29)		(2.62)	(1.34)	(1.97)	(2.73)	(2.08)
Net asset value, end of year or period	$26.42		$25.25	$26.34	$23.85	$23.57	$29.32

Total return	9.32	%(b)	5.54%	17.19%	9.88%	(11.05)%	43.33%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$467		$422	$513	$714	$761	$1,338
Ratio of expenses to average net assets	1.17	%(c)	1.13%	1.14%	1.08%	1.12%	1.12%
Ratio of net investment income/(loss) to average net assets	0.14	%(c)	0.44%	0.49%	0.68%	0.37%	0.48%
Portfolio turnover	10	%(b)	12%	19%	13%	12%	19%

(a)Calculated based upon average shares outstanding.

(b)Not Annualized.

(c)Annualized.

S&P SmallCap Index Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$22.28		$23.86	$21.25	$22.18	$27.78	$19.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.14	0.18	0.22	0.19	0.15
Net gain/(loss) on securities (both realized and unrealized)	2.09		0.56	3.20	0.97	(3.29)	9.61
Total from investment operations	2.19		0.70	3.38	1.19	(3.10)	9.76
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.23)	(0.18)	(0.26)	(0.25)	(0.12)
Distributions from capital gains	(1.74)		(2.05)	(0.59)	(1.86)	(2.25)	(0.89)
Total distributions	(1.90)		(2.28)	(0.77)	(2.12)	(2.50)	(1.01)
Net asset value, end of year or period	$22.57		$22.28	$23.86	$21.25	$22.18	$27.78

Total return	10.20	%(b)	2.51%	16.58%	5.47%	(12.15)%	52.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$53,416		$51,094	$54,223	$50,383	$54,011	$64,461
Ratio of expenses to average net assets	0.93	%(c)	0.86%	0.88%	0.72%	0.80%	0.81%
Ratio of net investment income/(loss) to average net assets	0.45	%(c)	0.66%	0.86%	1.06%	0.76%	0.59%
Portfolio turnover	13	%(b)	20%	26%	12%	14%	14%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P SmallCap Index Fund K Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$21.31		$22.90	$20.41	$21.37	$26.85	$18.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.03	0.08	0.11	0.06	0.03
Net gain/(loss) on securities (both realized and unrealized)	1.99		0.55	3.06	0.94	(3.17)	9.30
Total from investment operations	2.03		0.58	3.14	1.05	(3.11)	9.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.12)	(0.06)	(0.15)	(0.12)	(0.02)
Distributions from capital gains	(1.74)		(2.05)	(0.59)	(1.86)	(2.25)	(0.89)
Total distributions	(1.83)		(2.17)	(0.65)	(2.01)	(2.37)	(0.91)
Net asset value, end of year or period	$21.51		$21.31	$22.90	$20.41	$21.37	$26.85

Total return	9.95	%(b)	2.00%	16.02%	4.94%	(12.60)%	52.18%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$476		$610	$740	$1,757	$1,854	$3,569
Ratio of expenses to average net assets	1.43	%(c)	1.36%	1.41%	1.22%	1.31%	1.31%
Ratio of net investment income/(loss) to average net assets	0.21	%(c)	0.16%	0.38%	0.56%	0.27%	0.10%
Portfolio turnover	13	%(b)	20%	26%	12%	14%	14%

(a)Calculated based upon average shares outstanding.

(b)Not Annualized.

(c)Annualized.

Shelton Equity Income Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$17.50		$17.56	$16.20	$15.72	$19.31	$18.68
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09		0.19	0.21	0.23	0.16	0.18
Net gain/(loss) on securities (both realized and unrealized)	0.95		1.35	2.89	1.77	(1.71)	4.62
Total from investment operations	1.04		1.54	3.10	2.00	(1.55)	4.80
LESS DISTRIBUTIONS
Dividends from net investment income	(1.13)		(1.60)	(1.47)	(1.30)	(1.61)	(1.64)
Distributions from capital gains	(0.04)		—	(0.27)	(0.22)	(0.43)	(2.53)
Total distributions	(1.17)		(1.60)	(1.74)	(1.52)	(2.04)	(4.17)
Net asset value, end of year or period	$17.37		$17.50	$17.56	$16.20	$15.72	$19.31

Total return	3.91	%(b)	9.38%	20.53%	13.65%	(8.72)%	30.38%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,061,725		$986,961	$747,349	$524,125	$360,196	$226,412
Ratio of expenses to average net assets	0.60	%(c)	0.64%	0.67%	0.69%	0.72%	0.74%
Ratio of net investment income/(loss) to average net assets	0.51	%(c)	1.09%	1.29%	1.51%	0.91%	0.99%
Portfolio turnover	57	%(b)	48%	74%	79%	49%	108%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Equity Income Fund K Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$16.30		$16.54	$15.42	$15.01	$18.69	$18.21
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.09	0.13	0.15	0.05	0.09
Net gain/(loss) on securities (both realized and unrealized)	0.91		1.27	2.74	1.68	(1.62)	4.48
Total from investment operations	0.95		1.36	2.87	1.83	(1.57)	4.57
LESS DISTRIBUTIONS
Dividends from net investment income	(1.13)		(1.60)	(1.48)	(1.20)	(1.68)	(1.56)
Distributions from capital gains	(0.04)		—	(0.27)	(0.22)	(0.43)	(2.53)
Total distributions	(1.17)		(1.60)	(1.75)	(1.42)	(2.11)	(4.09)
Net asset value, end of year or period	$16.08		$16.30	$16.54	$15.42	$15.01	$18.69

Total return	3.63	%(b)	8.84%	19.97%	13.07%	(9.17)%	29.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$109		$176	$154	$619	$654	$1,391
Ratio of expenses to average net assets	1.11	%(c)	1.14%	1.19%	1.19%	1.23%	1.24%
Ratio of net investment income/(loss) to average net assets	0.23	%(c)	0.59%	0.86%	0.99%	0.30%	0.49%
Portfolio turnover	57	%(b)	48%	74%	79%	49%	108%

(a)Calculated based upon average shares outstanding.

(b)Not Annualized.

(c)Annualized.

Nasdaq-100 Index Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$43.42		$39.35		$33.50		$27.28		$35.45		$27.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.11		0.16		0.13		0.09		0.07
Net gain/(loss) on securities (both realized and unrealized)	3.01		7.31		8.25		6.99		(7.31)		7.98
Total from investment operations	3.05		7.42		8.41		7.12		(7.22)		8.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.12)		(0.16)		(0.13)		(0.07)		(0.11)
Distributions from capital gains	(1.55)		(3.23)		(2.40)		(0.77)		(0.88)		(0.27)
Total distributions	(1.61)		(3.35)		(2.56)		(0.90)		(0.95)		(0.38)
Net asset value, end of year or period	$44.86		$43.42		$39.35		$33.50		$27.28		$35.45

Total return	6.93	%(b)	19.90%		26.82%		27.05%		(20.95)%		29.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,872,183		$1,889,700		$1,745,142		$1,287,407		$971,812		$1,188,238
Ratio of expenses to average net assets:
Before expense reimbursements	0.65	%(c)	0.64%		0.64%		0.66%		0.63%		0.63%
After expense reimbursements	0.52	%(d)	0.52	%(d)	0.51	%(d)	0.50	%(d)	0.50	%(d)	0.50	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.02	%(c)	0.16%		0.32%		0.30%		0.16%		0.11%
After expense reimbursements	0.08	%(c)	0.28%		0.44%		0.46%		0.29%		0.24%
Portfolio turnover	10	%(b)	15%		11%		22%		6%		7%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund K Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$41.43		$37.68		$32.18		$26.23		$34.21		$26.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.02)		0.01		0.05		0.01		(0.07)		(0.07)
Net gain/(loss) on securities (both realized and unrealized)	2.86		6.99		7.90		6.73		(7.03)		7.70
Total from investment operations	2.84		7.00		7.95		6.74		(7.10)		7.63
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.02)		(0.05)		(0.02)		—		(0.03)
Distributions from capital gains	(1.55)		(3.23)		(2.40)		(0.77)		(0.88)		(0.27)
Total distributions	(1.55)		(3.25)		(2.45)		(0.79)		(0.88)		(0.30)
Net asset value, end of year or period	$42.72		$41.43		$37.68		$32.18		$26.23		$34.21

Total return	6.79	%(b)	19.62%		26.41%		26.56%		(21.36)%		28.66%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$41,249		$41,024		$36,321		$32,048		$27,273		$38,457
Ratio of expenses to average net assets:
Before expense reimbursements	0.89	%(c)	0.89%		0.89%		0.91%		1.02%		1.13%
After expense reimbursements	0.77	%(c),(d)	0.77	%(d)	0.81	%(d)	0.91	%(d)	1.00	%(d)	1.00	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.10	)%(c)	(0.09)%		0.07%		0.05%		(0.24)%		(0.38)%
After expense reimbursements	(0.04	)%(c)	0.03%		0.15%		0.05%		(0.22)%		(0.25)%
Portfolio turnover	10	%(b)	15%		11%		22%		6%		7%

Nasdaq-100 Index Fund Institutional Shares(e)	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Period Ended August 31, 2022
Net asset value, beginning of year	$43.54		$39.44		$33.53		$27.28		$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09		0.21		0.24		0.22		0.07
Net gain/(loss) on securities (both realized and unrealized)	3.06		7.34		8.27		6.93		(2.38)
Total from investment operations	3.15		7.55		8.51		7.15		(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.22)		(0.20)		(0.13)		(0.02)
Distributions from capital gains	(1.55)		(3.23)		(2.40)		(0.77)		—
Total distributions	(1.69)		(3.45)		(2.60)		(0.90)		(0.02)
Net asset value, end of year or period	$45.00		$43.54		$39.44		$33.53		$27.28

Total return	7.06	%(b)	20.22%		27.14%		27.15%		(7.80	)%(b)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$91,388		$58,147		$37,076		$5,022		$0
Ratio of expenses to average net assets:
Before expense reimbursements	0.38	%(c)	0.39%		0.38%		0.38%		0.39	%(c)
After expense reimbursements	0.26	%(c),(d)	0.27	%(d)	0.27	%(d)	0.26	%(d)	0.39	%(c), (d), (f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.14	%(c)	0.41%		0.53%		0.58%		0.49	%(e)
After expense reimbursements	0.20	%(c)	0.53%		0.65%		0.71%		0.49	%(e)
Portfolio turnover	10	%(b)	15%		11%		22%		6%

(a)Calculated based upon average shares outstanding.

(b)Not Annualized.

(c)Annualized.

(d)CCO Fees are not included in the expense limitation.

(e)Class commenced operations on March 7, 2022.

(f)See Note 2 for reference to expenses excluded.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Sustainable Equity Fund Investor Shares	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$34.39		$32.61	$31.80	$34.99		$49.07	$29.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.04	0.07	0.05		0.37	(0.08)
Net gain/(loss) on securities (both realized and unrealized)(b)	2.91		1.80	0.80	(3.13)		(12.49)	19.95
Total from investment operations	2.92		1.84	0.87	(3.08)		(12.12)	19.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.06)	(0.06)	(0.11	)(c)	(0.36)	—
Distributions from capital gains	—		—	—	—		(1.60)	(0.45)
Total distributions	(0.07)		(0.06)	(0.06)	(0.11)		(1.96)	(0.45)
Net asset value, end of year or period	$37.24		$34.39	$32.61	$31.80		$34.99	$49.07

Total return	8.51	%(d)	5.67%	2.75%	(8.80)%		(25.52)%	67.36%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$63,743		$66,642	$104,187	$174,955		$279,669	$343,542
Ratio of expenses to average net assets	1.35	%(e)	1.26%	1.25%	1.23%		1.16%	1.16%
Ratio of net investment income/(loss) to average net assets	0.02	%(e)	0.12%	0.24%	0.15%		0.94%	(0.35)%
Portfolio turnover	1	%(d)	21%	26%	105%		5%	12%

Shelton Sustainable Equity Fund Institutional Shares(f)	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31, 2025	Year Ended August 31, 2024	Period Ended August 31, 2023
Net asset value, beginning of year	$34.58		$32.76	$31.89	$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.13	0.15	0.12
Net gain/(loss) on securities (both realized and unrealized)	2.92		1.80	0.81	2.22
Total from investment operations	2.97		1.93	0.96	2.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.11)	(0.09)	(0.09	)(c)
Distributions from capital gains	—		—	—	—
Total distributions	(0.15)		(0.11)	(0.09)	(0.09)
Net asset value, end of year or period	$37.40		$34.58	$32.76	$31.89

Total return	8.64	%(d)	5.93%	3.01%	7.90	%(d)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,064		$9,377	$9,052	$13,162
Ratio of expenses to average net assets:	1.11	%(e)	1.01%	1.00%	0.97	%(e)
Ratio of net investment income/(loss) to average net assets	0.14	%(e)	0.40%	0.49%	0.43	%(e)
Portfolio turnover	1	%(d)	21%	26%	105%

(a)Calculated based upon average shares outstanding.

(b)Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(c)$0.02 of this distribution was return of capital.

(d)Not Annualized.

(e)Annualized.

(f)Class commenced operations on October 10, 2022.

Shelton FundsNotes to Financial Statements (Unaudited)February 28, 2026

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (formerly known as Shelton Green Alpha Fund) (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the Sustainable Economy, as defined in the Fund’s Prospectus. Shelton Sustainable Equity Fund changed its name from the Shelton Green Alpha Fund effective December 20, 2022. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Investor Shares and Class K Shares. Shelton Sustainable Equity Fund offers Investor Shares and effective October 10, 2022, Shelton Sustainable Equity Fund also offers Institutional Shares. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Fund’s valuation designee appointed by the Board of Trustees (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures established established by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the valuation designee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation.When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. The specific identification method is used for determining realized gains and losses. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for Green California Tax-Free Income Fund, U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United

Shelton FundsNotes to Financial Statements (Unaudited) (Continued)February 28, 2026

States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

(f) Concentration – Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market. See respective Portfolio of Investments for such concentrations as of year-end.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023), or expected to be taken in the Fund’s 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation inputs of the Trust’s securities at February 28, 2026 using a fair value hierarchy:

Green California Tax-Free Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$32,869,505	$—	$32,869,505
Total	$—	$32,869,505	$—	$32,869,505

U.S. Government Securities Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$11,077,160	$—	$11,077,160
Total	$—	$11,077,160	$—	$11,077,160

The United States Treasury Trust Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$26,323,217	$—	$26,323,217
Total	$—	$26,323,217	$—	$26,323,217

S&P 500 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$311,839,892	$4,991,427	$—	$316,831,319
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	—
Total	$311,839,892	$4,991,427	$—	$316,831,319

S&P 500 Index Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$3,750	$—	$—	$3,750
Total	$3,750	$—	$—	$3,750

S&P MidCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$113,164,920	$499,143	$—	$113,664,063
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	—
Total	$113,164,920	$499,143	$—	$113,664,063

Shelton FundsNotes to Financial Statements (Unaudited) (Continued)February 28, 2026

S&P MidCap Index Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$1,290	$—	$—	$1,290
Total	$1,290	$—	$—	$1,290

S&P SmallCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$53,367,539	$499,143	$0	$53,866,682
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	—
Total	$53,367,539	$499,143	$0	$53,866,682

S&P SmallCap Index Fund - Future Contracts Assets	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$12,685	$—	$—	$12,685
Total	$12,685	$—	$—	$12,685

Shelton Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$961,146,513	$97,831,977	$—	$1,058,978,490
Total	$961,146,513	$97,831,977	$—	$1,058,978,490

Shelton Equity Income Fund - Written Option Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$6,669,195	$—	$—	$6,669,195
Total	$6,669,195	$—	$—	$6,669,195

Nasdaq-100 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$1,985,869,250	$18,568,110	$—	$2,004,437,360
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	—
Total	$1,985,869,250	$18,568,110	$—	$2,004,437,360

Nasdaq-100 Index Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$18,135	$—	$—	$18,135
Total	$18,135	$—	$—	$18,135

Shelton Sustainable Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$70,701,818	$1,996,571	$—	$72,698,389
Total	$70,701,818	$1,996,571	$—	$72,698,389

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. See following table for Level 3 reconciliation for applicable Funds.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to each Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to each Portfolio of Investments.

(d)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(e)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
	S&P 500 Index Fund	S&P SmallCap Index Fund
Beginning Balance	$2,128	$0	*
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$2,128	$0	*

*Includes rights valued at $0 as of August 31, 2025 and February 28, 2026.

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Information about the Funds’ use of futures contracts and their impact on the financial statements is presented below. See Note 4 for information on the Funds’ use of options contracts.

Shelton FundsNotes to Financial Statements (Unaudited) (Continued)February 28, 2026

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund can use futures contracts and strategies and Shelton Equity Income Fund can use option contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted. Refer to the Funds’ prospectus and statement of additional for information regarding the risks associated with an investment in the Funds.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

As of February 28, 2026, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 14, 1, 3, and 37, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts as of February 28, 2026. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

The effect of futures contracts on the Statements of Assets & Liabilities as of February 28, 2026:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$23,650	$—
S&P MidCap Index Fund - Equity contracts	3,120	—
S&P SmallCap Index Fund - Equity contracts	6,885	—
Nasdaq-100 Index Fund - Equity contracts	76,094	—

The effect of futures contracts on the Statements of Operations for the year ended February 28, 2026:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$213,943	$(275)
S&P MidCap Index Fund - Equity contracts	46,433	6,550
S&P SmallCap Index Fund - Equity contracts	3,333	(17,655)
Nasdaq-100 Index Fund - Equity contracts	3,812,284	361,055

The previously disclosed derivative instruments outstanding as of February 28, 2026, and their effect on the Statement of Operations for the year ending February 28, 2026, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$2,725,913
S&P MidCap Index Fund - Equity contracts	607,430
S&P SmallCap Index Fund - Equity contracts	714,580
Nasdaq-100 Index Fund - Equity contracts	23,250,269

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.25%	0.25%	0.25%	0.25%
Shelton Sustainable Equity Fund	0.75%	0.75%	0.75%	0.75%

The Advisor has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 1, 2025 for U.S Government Securities Fund and for The Nasdaq-100 Index Fund, unless renewed and is subject to recoupment

Shelton FundsNotes to Financial Statements (Unaudited) (Continued)February 28, 2026

within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed the lesser of the expense cap at the time of waiver or the expense cap in effect at the time of recoupment, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%	1.25%	N/A	1/1/26
Nasdaq-100 Index Fund	0.51%	0.76%	0.26%	1/1/26

As of February 28, 2026, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped is $5,941,150. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2023, the U.S. Treasury Trust Fund was no longer subject to contractual expense limitations.

Fund	Expires 8/31/26	Expires 8/31/27	Expires 8/31/28	Total
U.S. Government Securities Fund	$20,185	$55,574	$54,982	$130,741
The United States Treasury Trust Fund	35,013	—	—	35,013
Nasdaq-100 Index Fund	1,561,495	1,933,149	2,280,752	5,775,396
Total	$1,616,693	$1,988,723	$2,335,734	$5,941,150

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Fund and Sustainable Equity Fund pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of each applicable share class. Such amounts are compensation for providing certain services to clients owning each applicable class, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended February 28, 2026, the following were incurred by the Class K Shares (and Investor Shares for the Nasdaq-100 Fund and Sustainable Equity Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Investor Shareholder Service Fees
U.S. Government Securities Fund	$185	$185	$—
S&P 500 Index Fund	2,536	2,536	—
S&P MidCap Index Fund	538	538	—
S&P SmallCap Index Fund	766	766	—
Shelton Equity Income Fund	163	163	—
Nasdaq-100 Index Fund	52,873	52,873	2,424,668
Sustainable Equity Fund	—	—	79,637

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Shelton FundsNotes to Financial Statements (Unaudited) (Continued)February 28, 2026

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended February 28, 2026 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$10,025,639	$12,516,752	$10,025,639	$12,516,752
U.S. Government Securities Fund	2,063,035	4,554,358	—	—
S&P 500 Index Fund	6,389,248	11,354,347	6,389,248	11,354,347
S&P MidCap Index Fund	10,494,187	13,755,887	10,494,187	13,755,887
S&P SmallCap Index Fund	6,681,791	9,416,441	6,681,791	9,416,441
Equity Income Fund	585,792,785	565,161,534	585,792,785	565,161,534
Nasdaq-100 Index Fund	211,776,307	292,375,780	211,776,307	292,375,780
Sustainable Equity Fund	921,900	9,883,539	921,900	9,883,539

NOTE 4 - OPTION CONTRACTS

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

As of February 28, 2026, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(6,877,291)

The effect of written options on the Fund’s Statement of Operations for the year ended February 28, 2026, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$12,465,041	$(1,064,845)

Volume of derivative instruments held by the Funds during the year ended February 28, 2026, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(9,845,103)

NOTE 5 - TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments including derivatives on August 31, 2025 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$34,556,662	$314,030	$(1,685,418)	$(1,371,388)
U.S. Government Securities Fund	13,766,671	71,462	(556,665)	(485,203)
The United States Treasury Trust Fund	25,967,759	—	(1)	(1)
S&P 500 Index Fund	103,653,028	208,826,074	(5,286,647)	203,539,427
S&P MidCap Index Fund	66,689,723	45,294,497	(3,199,057)	42,095,440
S&P SmallCap Index Fund	37,645,515	19,605,306	(4,808,518)	14,796,788
Shelton Equity Income Fund	978,462,158	85,695,948	(68,390,252)	17,305,696
Nasdaq-100 Index Fund	855,281,398	1,156,825,225	(12,903,838)	1,143,921,387
Shelton Sustainable Equity Fund	70,064,829	14,185,140	(8,132,198)	6,052,942

Shelton FundsNotes to Financial Statements (Unaudited) (Continued)February 28, 2026

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, the amounts reclassified were due to return of capital distributions, and were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$6,048	$(6,048)
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	—	—
S&P MidCap Index Fund	—	—
S&P SmallCap Index Fund	—	—
Equity Income Fund	—	—
Nasdaq-100 Index Fund	—	—
Sustainable Equity Fund	48,679	(48,679)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2025 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(65,709)	$—	$—	$—	$(1,371,388)	$(8,989)	$(1,446,086)
U.S. Government Securities Fund	(33,689)	—	4,779	—	(485,203)	(940,276)	(1,454,389)
The United States Treasury Trust	(77,255)	—	70,979	—	(1)	—	(6,277)
S&P 500 Index Fund	—	—	—	8,609,416	203,539,427	—	212,148,843
S&P MidCap Index Fund	—	—	440,237	3,143,795	42,095,440	—	45,679,472
S&P SmallCap Index Fund	—	—	77,029	1,885,680	14,796,789	—	16,759,498
Equity Income Fund	—	—	34,566,423	2,511,233	17,305,696	(2,596,332)	51,787,020
Nasdaq-100 Index Fund	—	—	—	65,112,136	1,143,921,387	—	1,209,033,523
Sustainable Equity Fund	—	—	—	—	6,052,942	(21,553,053)	(15,500,111)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, and dividend payable. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

Capital Losses: Capital loss carry forwards, as of August 31, 2025, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Sustainable Equity Fund
Long Term with No Expiration	$(8,989)	$(911,713)	$(9,226,533)
Short Term with No Expiration	—	(28,563)	(12,326,519)
Total	$—	$(940,276)	$(21,553,052)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2025.	—	—	3,350,091

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2025 and 2024 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2025	$—	$6,048	$—	$789,254	$795,302
	2024	—	—	42,418	871,459	913,877
U.S. Government Securities Fund	2025	438,731	—	—	—	438,731
	2024	423,876	—	—	—	423,876
The United States Treasury Trust	2025	922,302	—	—	—	922,302
	2024	1,107,197	—	—	—	1,107,197
S&P 500 Index Fund	2025	2,913,510	—	33,700,480	—	36,613,990
	2024	2,568,035	—	16,000,000	—	18,568,035

Shelton FundsNotes to Financial Statements (Unaudited) (Continued)February 28, 2026

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains	Exempt-Interest Dividends	Total Distributions
S&P MidCap Index Fund	2025	$2,485,049	$—	$8,553,298	$—	$11,038,347
	2024	919,703	—	5,276,422	—	6,196,125
S&P SmallCap Index Fund	2025	675,844	—	4,514,770	—	5,190,614
	2024	411,671	—	1,400,002	—	1,811,673
Shelton Equity Income Fund	2025	78,475,796	—	—	—	78,475,796
	2024	58,117,646	—	5,388,715	—	63,506,361
Nasdaq-100 Index Fund	2025	8,796,028	—	145,437,951	—	154,233,979
	2024	26,229,319	—	78,925,998	—	105,155,317
Sustainable Equity Fund	2025	194,086	—	—	—	194,086
	2024	329,558	—	—	—	329,558

NOTE 6 - SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as a securities lending credit.

As of February 28, 2026, no securities were on loan.

Note 7 - Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of August 31, 2025, the Funds had individual shareholder accounts owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	Percentage of Ownership
U.S. Government Securities Fund	JAE Properties	39.25%

NOTE 8 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2026, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the period covered by this report.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in or disagreements with accountants for open-end management investment companies, if applicable, are included as part of the report to stockholders filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any proxy disclosures for open-end management investment companies, if applicable, are included as part of the report to stockholders filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The renumeration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contract, if applicable, is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees during the period.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)        Not applicable.

(b)         Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.
(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:  May 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:  May 8, 2026

By:	/s/ Derek Izuel
Derek Izuel
Treasurer (Principal Financial Officer)

Date:  May 8, 2026